Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Enity Registrant Name	Star Bulk Carriers Corp.
Entity Central Index Key	0001386716
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	5,400,810
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 12,950	$ 15,072
Restricted cash, current (Note 7 and Note 18)	9,326	4,159
Trade accounts receivable, net (Note16)	5,969	4,762
Inventories (Note 4)	3,613	3,867
Due from managers	81	70
Due from related parties (Note 3)	147	0
Prepaid expenses and other receivables	5,877	3,467
Total Current Assets	37,963	31,397
FIXED ASSETS
Vessels and other fixed assets, net (Note 5)	291,207	638,532
Total Fixed Assets	291,207	638,532
OTHER NON-CURRENT ASSETS
Deferred finance charges, net	1,636	1,776
Restricted cash, non-current (Note 7 and Note 18)	9,570	25,524
Fair value of above market acquired time charter (Note 6)	14,330	20,699
TOTAL ASSETS	354,706	717,928
CURRENT LIABILITIES
Current portion of long term debt (Note 7)	28,766	34,674
Accounts payable	8,264	8,501
Due to related parties (Note 3)	262	436
Due to managers	0	48
Accrued liabilities (Note 13)	3,422	3,870
Derivative instruments(Note 18)	0	82
Deferred revenue	1,736	4,543
Total Current Liabilities	42,450	52,154
NON-CURRENT LIABILITIES
Long term debt (Note 7)	195,348	231,466
Other non-current liabilities	162	95
TOTAL LIABILITIES	237,960	283,715
STOCKHOLDERS' EQUITY
Preferred Stock; $0.01 par value, authorized 25,000,000 shares; none issued or outstanding at December 31, 2011 and 2012 (Note 8)	0	0
Common Stock, $0.01 par value, 300,000,000 shares authorized; 5,357,224 and 5,400,810 shares issued and outstanding at December 31, 2011 and 2012, respectively	54	54
Additional paid in capital (Note 8)	520,946	520,261
Accumulated deficit	(404,254)	(86,102)
Total Stockholders' Equity	116,746	434,213
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 354,706	$ 717,928

Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common Stock
Common Stock - Par Value	$ 0.01	$ 0.01
Common Stock - Shares Authorized	300,000,000	300,000,000
Common Stock - Shares Issued	5,400,810	5,357,224
Common Stock - Shares Outstanding	5,357,224	5,400,810
Preferred Stock
Preferred Stock - Par Value	$ 0.01	$ 0.01
Preferred Stock - Shares Authorized	25,000,000	25,000,000
Preferred Stock - Shares Issued	0	0
Preferred Stock - Shares Outstanding	0	0

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Voyage revenues	$ 85,684	$ 106,912	$ 121,042
Management fee income (Note 3)	478	153	0
Total revenues	86,162	107,065	121,042
Expenses
Voyage expenses (Note 17)	19,598	22,429	16,839
Vessel operating expenses (Note 17)	27,832	25,247	22,349
Dry docking expenses	5,663	3,096	6,576
Depreciation	33,045	50,224	46,937
Management fees	0	54	164
Loss/(gain) on derivative instruments, net (Note 18)	(41)	390	2,083
General and administrative expenses	9,320	12,455	15,404
Bad debt expense (Note 15 and 16)	0	3,139	2,131
Vessel impairment loss (Note 5 and Note 18)	303,219	62,020	34,947
Gain on time charter agreement termination (Note 6)	(6,454)	(2,010)	0
Other operational loss (Note 10)	1,226	4,050	0
Other operational gain (Note 9)	(3,507)	(9,260)	(26,648)
Loss on sale of vessel (Note 5)	3,190	0	0
Total Operating Expenses	393,091	171,834	120,782
Operating income/(loss)	(306,929)	(64,769)	260
Other Income/ (Expenses):
Interest and finance costs (Note 7)	(7,838)	(5,227)	(5,916)
Interest and other income	246	744	525
Loss on debt extinguishment (Note 7)	0	(307)	0
Total other expenses, net	(7,592)	(4,790)	(5,391)
Net loss	$ (314,521)	$ (69,559)	$ (5,131)
Loss per share, basic and diluted (Note 11)	$ (58.32)	$ (14.69)	$ (1.25)
Weighted average number of shares outstanding, basic and diluted (Note 11)	5,393,131	4,736,485	4,099,277

Consolidated Statements of Stockholders Equity (USD $) In Thousands, except Share data	Total	Common Stock	Additional Paid-in Capital	Retained Earnings/ (Accumulated deficit)
BALANCE, value at Dec. 31, 2009	$ 499,257	$ 40	$ 483,853	$ 15,364
BALANCE, shares at Dec. 31, 2009		4,073,650
Net loss for the year	(5,131)			(5,131)
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 12)	6,511	2	6,509
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares (Note 12)		153,707
Dividends declared and paid ($3.0 per share in 2010, $3.0 per share in 2011 and $0.675 per share in 2012)	(12,385)			(12,385)
Repurchase and cancellation of common shares, value (Note 8)	0
BALANCE, value at Dec. 31, 2010	488,252	42	490,362	(2,152)
BALANCE, shares at Dec. 31, 2010		4,227,357
Net loss for the year	(69,559)			(69,559)
Issuance of common stock, value	28,549	11	28,538
Issuance of common stock, shares		1,113,334
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 12)	1,362	1	1,361
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares (Note 12)		16,533
Dividends declared and paid ($3.0 per share in 2010, $3.0 per share in 2011 and $0.675 per share in 2012)	(14,391)			(14,391)
Repurchase and cancellation of common shares, value (Note 8)	0
BALANCE, value at Dec. 31, 2011	434,213	54	520,261	(86,102)
BALANCE, shares at Dec. 31, 2011		5,357,224
Net loss for the year	(314,521)			(314,521)
Issuance of vested and non-vested shares and amortization of stock-based compensation, value (Note 12)	1,546	1	1,545
Issuance of vested and non-vested shares and amortization of stock-based compensation, shares (Note 12)		105,316
Dividends declared and paid ($3.0 per share in 2010, $3.0 per share in 2011 and $0.675 per share in 2012)	(3,631)			(3,631)
Repurchase and cancellation of common shares, value (Note 8)	(861)	(1)	(860)
Repurchase and cancellation of common shares, shares (Note 8)		(61,730)
BALANCE, value at Dec. 31, 2012	$ 116,746	$ 54	$ 520,946	$ (404,254)
BALANCE, shares at Dec. 31, 2012		5,400,810

Consolidated Statements of Stockholders Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement of Stockholders Equity
Dividends declared and paid, per share	$ 0.675	$ 3	$ 3

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities:
Net loss	$ (314,521)	$ (69,559)	$ (5,131)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	33,045	50,224	46,937
Amortization of fair value of above market acquired time charters (Note 6)	6,369	2,366	0
Amortization of fair value of below market acquired time charters (Note 6)	0	(179)	(1,360)
Amortization of deferred finance charges	502	329	329
Loss on debt extinguishment	0	307	0
Gain on time charter agreement termination (Note 6)	0	(273)	0
Vessel's impairment loss (Note 18)	303,219	62,020	34,692
Loss on sale of vessel (Note 5)	3,190	0	0
Stock-based compensation (Note 12)	1,546	1,362	6,511
Change in fair value of derivatives (Note 18)	(82)	82	282
Other non-cash charges	67	31	5
Bad debt expense (Note 16)	0	3,139	2,131
Gain from insurance claim	(812)	(260)	0
Changes in operating assets and liabilities:
Restricted cash for forward freight and bunker derivatives	153	(153)	5,753
Trade accounts receivable	(1,207)	(3,249)	(1,334)
Inventories	254	(2,773)	(112)
Accrued income	0	397	(397)
Prepaid expenses and other receivables	(8,581)	(957)	(326)
Due from related parties	(147)	0	2,507
Due from managers	(11)	5	72
Accounts payable	(237)	5,268	(744)
Due to related parties	(174)	(167)	267
Accrued liabilities	(719)	2,005	(427)
Due to managers	(48)	(7)	55
Deferred revenue	(2,807)	646	(1,761)
Net cash provided by Operating Activities	18,999	50,604	87,949
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisition of vessels and other assets	(91)	(96,388)	(87,563)
Cash paid for above market acquired time charters	0	(23,065)	0
Cash proceeds from vessel sale	7,962	0	20,342
Insurance proceeds	6,983	1,076	120
Decrease in restricted cash	10,829	17,750	7,600
Increase in restricted cash	(195)	(21,710)	(650)
Net cash (used in) / provided by Investing Activities	25,488	(122,337)	(60,151)
Cash Flows from Financing Activities:
Proceeds from bank loans	0	162,775	26,000
Loan repayment	(42,026)	(101,464)	(68,421)
Financing fees paid	(91)	(1,488)	(310)
Proceeds from issuance of common stock	0	28,786	0
Offering expenses paid related to the issuance of common stock	0	(237)	0
Repurchase of common shares	(861)	0	0
Cash dividend	(3,631)	(14,391)	(12,385)
Net cash (used in) / provided by Financing Activities	(46,609)	73,981	(55,116)
Net (decrease) / increase in cash and cash equivalents	(2,122)	2,248	(27,318)
Cash and cash equivalents at beginning of year	15,072	12,824	40,142
Cash and cash equivalents at end of year	12,950	15,072	12,824
SUPPLEMENTAL CASH FLOW INFORMATION
Interest	$ 7,612	$ 3,893	$ 5,489

Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information

1.            Basis of Presentation and General Information:

The accompanying consolidated financial statements as of and for the years ended December 31, 2010, 2011 and 2012 include the accounts of Star Bulk Carriers Corp. (Star Bulk) and its wholly owned subsidiaries (collectively, the “Company” or “we”).

Star Bulk was incorporated on December 13, 2006 under the laws of the Marshall Islands. The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership and operation of dry bulk carrier vessels and is the sole owner of all of the outstanding shares of Star Bulk Management Inc., Star Bulk S.A, Star Bulk Manning LLC and the ship-owning subsidiaries as set forth below.

Since December 3, 2007, Star Bulk shares are trading on the NASDAQ Global Select Market under the ticker symbol SBLK.

Effective October 15, 2012, the Company effected a 15-for-1 reverse stock split on its issued and outstanding common stock (Note 8). All share and per share amounts disclosed in the accompanying financial statements give effect to this reverse stock split retroactively, for all periods presented.

Below is the list of the Company's wholly owned subsidiaries as of December 31, 2012:

Wholly Owned Subsidiaries	Vessel Name	DWT	Date Delivered to Star Bulk	Year Built
Star Bulk Management Inc.	—	—	—	—
Starbulk S.A.	—	—	—	—
Star Bulk Manning LLC	—	—	—	—

	Vessels in operation at December 31, 2012
Star Aurora LLC	Star Aurora	171.199	September 8, 2010	2000
Star Big LLC	Star Big	168.404	July 25, 2011	1996
Star Borealis LLC	Star Borealis	179.678	September 9, 2011	2011
Star Mega LLC	Star Mega	170.631	August 16, 2011	1994
Star Polaris LLC	Star Polaris	179.546	November 14, 2011	2011
Lamda LLC	Star Sigma	184.403	April 15, 2008	1991
Star Cosmo LLC	Star Cosmo	52.247	July 1, 2008	2005
Star Delta LLC	Star Delta (ex F Duckling)	52.434	January 2, 2008	2000
Star Epsilon LLC	Star Epsilon (ex G Duckling)	52.402	December 3, 2007	2001
Star Gamma LLC	Star Gamma (ex C Duckling)	53.098	January 4, 2008	2002
Star Kappa LLC	Star Kappa (ex E Duckling)	52.055	December 14, 2007	2001
Star Omicron LLC	Star Omicron	53.489	April 17, 2008	2005
Star Theta LLC	Star Theta (ex J Duckling)	52.425	December 6, 2007	2003
Star Zeta LLC	Star Zeta (ex I Duckling)	52.994	January 2, 2008	2003

	Vessels disposed*
Star Alpha LLC	Star Alpha (ex A Duckling)	175.075	January 9,2008	1992
Star Beta LLC	Star Beta (ex B Duckling)	174.691	December 28, 2007	1993
Star Ypsilon LLC	Star Ypsilon	150.940	September 18, 2008	1991

*    For vessels disposed refer to Note 5.

Charterers individually accounting for more than 10% of the Company's voyage revenues during the years ended December 31, 2010, 2011 and 2012 are as follows:

Charterer	2010	2011	2012
A	21%	-	-
B	17%	-	-
C	13%	12%	-
D	10%	13%	-
E	14%	12%	14%
F	12%	19%	15%
G	-	15%	28%
H	-	-	10%

Significant Accounting policies	12 Months Ended
Dec. 31, 2012
Significant Accounting policies [Abstract]
Significant Accounting policies

2.            Significant Accounting policies:

a)         Principles of consolidation: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"), which include the accounts of Star Bulk and its wholly owned subsidiaries referred to in Note 1 above. All intercompany balances and transactions have been eliminated in consolidation.

Star Bulk as the holding company determines whether it has controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Accounting Standards Codification ("ASC) 810 "Consolidation", (formely Accounting Research Bulletin ("ARB") No.51) a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, and the right to receive residual returns and make financial and operating decisions. Star Bulk consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%), of the voting interest.

Variable interest entities ("VIE") are entities as defined under ASC 810-10, that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company absorbs a majority of an entity's expected losses, receives a majority of an entity's expected residual returns, or both. The company with a controlling financial interest, known as the primary beneficiary, is required to consolidate the VIE. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of December 31, 2011 and 2012, no such interestexisted.

b)         Use of estimates: The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the accompanying consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

c)          Comprehensive income/ (loss):  In the statement of comprehensive income, the Company presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income, items of other comprehensive income (“OCI”) and total comprehensive income in two separate but consecutive statements. Reclassification adjustments between OCI and net income are required to be presented separately on the statement of comprehensive income. The Company has no such transactions which affect comprehensive loss and, accordingly, comprehensive loss equals net loss for all periods presented.

d)         Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, trade accounts receivable and derivative contracts (bunker derivatives and freight derivatives). The Company's policy is to place cash, cash equivalents, and restricted cash with financial institutions evaluated as being creditworthy and are exposed to minimal interest rates and credit risks. The Company may be exposed to credit risk in the event of non-performance by counter parties to derivative instruments; however, a) in over-the-counter transactions, the Company limits its exposure by diversifying among counter parties with high credit ratings, and b) all of the Company's freight derivatives are cleared through London Clearing House (LCH).

e)         Foreign currency transactions: The functional currency of the Company is the U.S. Dollar since the Company's vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the period are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. On the consolidated balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are converted into U.S. Dollars at the period-end exchange rates. Resulting gains or losses are included in Interest and other income in the accompanying consolidated statements of operations.

f)          Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

g)         Restricted cash: With restricted cash, it is required that minimum cash deposits or cash collateral deposits are maintained with certain banks under the Company's borrowing arrangements. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

h)         Trade accounts receivable, net: The amount shown as trade accounts receivable, at each balance sheet date, includes estimated recoveries from each voyage or time charter net of any provision for doubtful debts. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables.

i)           Inventories: Inventories consist of consumable lubricants and bunkers, which are stated at the lower of cost or market value. Cost is determined by the first in, first out method.

j)           Vessels, net: Vessels are stated at cost, which consists of the purchase price and any material expenses incurred upon acquisition, such as initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for her initial voyage. Subsequent expenditure when it does not extend the useful life of the vessel is charged to expense as incurred.

The cost of each of the Company's vessels is depreciated beginning when the vessel is ready for its intended use, on a straight-line basis over the vessel's remaining economic useful life, after considering the estimated residual value (vessel's residual value is equal to the product of its lightweight tonnage and estimated scrap rate per ton).  Management estimates the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

k)         Advances for vessels under construction: Advances made to shipyards during construction periods are classified as "Advances for vessels under construction" until the date of delivery and acceptance of the vessel, at which date they are reclassified to "Vessels and other fixed assets, net". Advances for vessels under construction also include supervision costs, amounts paid under engineering contracts, capitalized interest and other expenses directly related to the construction of the vessel. Financing costs incurred during the construction period of the vessels are also capitalized and included in the vessels' cost.

l)           Fair value of above/below market acquired time charter:  The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired. The value of above or below market acquired time charters is determined by comparing existing charter rates in the acquired time charter agreements with the market rates for equivalent time charter agreements prevailing at the time the foregoing vessels are delivered.  Such intangible assets or liabilities are recognized ratably as an adjustment to revenues over the remaining term of the assumed time charter.

m)       Impairment of long-lived assets: The Company follows guidance related to Impairment or Disposal of Long-lived Assets which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company should evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value. In this respect, management regularly reviews the carrying amount of the vessels on vessel by vessel basis when events and circumstances indicate that the carrying amount of the vessels might not be recoverable.

On December 31, 2011 and September 30, 2012, the Company performed impairment tests of the Company's vessels due to the global economic downturn and the prevailing conditions in the shipping industry. The Company compared undiscounted cash flows to the carrying values for the Company's vessels to determine if the assets were impaired. In developing its estimates of future undiscounted cash flows, the Company makes assumptions and estimates about vessels' future performance, with the significant assumptions relating to charter rates, ship operating expenses, vessels' residual value, fleet utilization and the estimated remaining useful lives of the vessels. These assumptions are based on current market conditions, and use historical trends as future expectations. The projected net operating cash flows were determined by considering the charter revenues from existing time charters for the fixed vessel days and an estimated daily time charter equivalent for the unfixed days over the estimated remaining economic life of each vessel, net of brokerage commission expected outflows for scheduled vessels' maintenance (dry-docking and special surveys) and vessels' operating expenses. Estimates of revenue are based on the current FFA rates for as long as they are available, and historical average rates of similar size vessels for the period thereafter. As a result of this analysis, we determined that the carrying amount of Star Sigma and Star Ypsilon was not recoverable as of December 31, 2011, and an impairment loss of $62.0 million was recognized. This analysis, for each of our vessels as of September 30, 2012, indicated that the carrying amount of the entire supramax fleet and Star Sigma was not recoverable and after comparing the vessel's fair values to their carrying values, an impairment loss amounting to $303.2 million was recognized (see Note 5 and 18).

n)         Vessels held for sale: It is the Company's policy to dispose of vessels when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies a vessel as being held for sale when all of the following criteria are met: management has committed to a plan to sell this vessel; the vessel is available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the vessel have been initiated; the sale of the vessel is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; the vessel is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. The resulting difference, if any, is recorded under "Vessel impairment loss" in accompanying consolidated statement of operations. The vessels are not depreciated once they meet the criteria to be classified as held for sale.

o)         Financing costs: Fees paid to lenders or required to be paid to third parties on the lender's behalf for obtaining new loans or for refinancing existing loans, are recorded as deferred charges. Deferred charges are expensed as interest and finance costs using the effective interest rate method over the duration of the respective loan facility. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period in which the repayment or refinancing is made, subject to the guidance regarding Debt Extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced is deferred and amortized over the term of the respective credit facility in the period in which the refinancing occurs, subject to the provisions of the accounting guidance relating to Changes in Line-of-Credit or Revolving-Debt Arrangements.

p)         Pension and retirement benefit obligations—crew: The ship-owning subsidiaries included in the consolidated financial statements employ the crew on board under short-term contracts (usually up to eight months) and, accordingly, are not liable for any pension or post-retirement benefits.

q)         Pension and retirement benefit obligations—administrative personnel: Administrative employees are covered by state-sponsored pension funds. Both employees and the Company are required to contribute a portion of the employees' gross salary to the fund.  The related expense is recorded under "General and administrative expenses" in the accompanying consolidated statements of operations. Upon retirement, the state-sponsored pension funds are responsible for paying the employees' retirement benefits without recourse to the Company.

r)          Stock incentive plan awards:  Share-based compensation represents vested and non-vested shares granted to employees and to directors for their services, and is included in "General and administrative expenses" in the consolidated statements of operations. These shares are measured at their fair value equal to the market value of the Company's common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is expensed on the grant date. Guidance related to Stock Compensation describes two generally accepted methods of recognizing expense for non-vested share awards with a graded vesting schedule for financial reporting purposes: 1) the ''accelerated method'', which treats an award with multiple vesting dates as multiple awards and results in a front-loading of the costs of the award and 2) the ''straight-line method'' which treats such awards as a single award and results in recognition of the cost ratably over the entire vesting period.  The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and a total fair value of such shares is recognized using the accelerated method.

s)          Dry-docking and special survey expenses:  Dry-docking and special survey expenses are expensed when incurred.

t)          Accounting for revenue and related expenses: The Company generates its revenues from charterers for the charterhire of its vessels under two types of charters; under time charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charterhire rate, and under voyage charter agreements, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate. Under time charters, voyage costs, such as fuel and port charges, are borne and paid by the charterer. The Company's time charters agreements are classified as operating leases. Revenues under operating lease arrangements are recognized when a charter agreement exists, the charter rate is fixed and determinable, the vessel is made available to the lessee, and a collection of the related revenue is reasonably assured. Revenues are recognized ratably on a straight line basis over the period of the respective charter agreement in accordance with guidance related to Leases.

Voyage charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate.  Revenue from voyage charter agreements is recognized on a pro-rata basis over the duration of the voyage. Under voyage charter agreements, all voyage costs are borne and paid by the Company. Demurrage income, which is included in voyage revenues, represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized when arrangement exists, services have been performed, the amount is fixed or determinable and collection is reasonably assured. Deferred revenue includes cash received prior to the balance sheet date and is related to revenue earned after such date. The portion of the deferred revenue that will be earned within the next twelve months is classified as current liability and the remaining (if any) as long term liability.

Vessel operating expenses include crew wages and related costs, the cost of insurance and vessel registry, expenses relating to repairs and maintenance, the costs of spares and consumable stores, tonnage taxes, regulatory fees, technical management fees and other miscellaneous expenses. Furthermore, payments in advance for services are recorded as prepaid expenses.

Voyage expenses consist of bunker consumption, port expenses and agency fees related to the voyage. In addition, voyage expenses include expenses related to the charter-in of vessels owned by third parties, whenever this is required. Such expenses are recognized on a pro-rata basis over the duration of the voyage.

Brokerage commissions are paid by the Company. Brokerage commissions are recognized over the related charter period and included in voyage expenses. Voyage expenses and vessel operating expenses are expensed as incurred.

u)         Fair value measurements: The Company follows the provisions ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of, fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy (Note 18).

v)         Earnings/ (loss) per common share: Earnings or loss per share are computed in accordance with guidance related to Earnings per Share. Basic earnings or loss per share are calculated by dividing net income or loss available to common shareholders by the basic weighted average number of common shares outstanding during the period. Diluted income per share reflects the potential dilution assuming common shares were issued for the exercise of outstanding in-the-money warrants and non-vested shares and, assuming the hypothetical proceeds, including proceeds from warrant exercise and average unrecognized stock-based compensation cost thereof, were used to purchase common shares at the average market price during the period such warrants and non-vested shares were outstanding (Note 11).

w)       Segment reporting: The Company reports financial information and evaluates its operations by total charter revenues and not by the type of vessel, length of vessel employment, customer or type of charter. As a result, management, including the Chief Operating Officer who is the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus, the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

x)         Recent accounting pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s consolidated financial statements in the current period.

Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties [Abstract]
Transactions with Related Parties

3.            Transactions with Related Parties:

Transactions and balances with related parties are analyzed as follows:

Balance Sheet
	2011	2012
Assets
OOCAPE1 Holdings LLC (g)	$-	$147
Total Assets	$-	$147

Liabilities
Interchart Shipping Inc. (a)	$260	$100
Management and Directors Fees (b)	141	121
Combine Marine Inc. (c)	27	-
Oceanbulk Maritime S.A. (e)	8	-
Maiden Voyage LLC (f)	-	41
Total Liabilities	$436	$262

Statements of Operations
	2010	2011	2012
Commission on sale of vessel-Oceanbulk (e)	$660	$-	$91
Voyage expenses-Interchart (a)	1.540	1.237	1.134
Executive directors consultancy fees (b)	874	3.505	453
Non-executive directors compensation (b)	206	151	124
Office rent – Combine Marine Inc (c)	-	48	-
Office rent - Combine Marine Ltd. (d)	-	-	40
Office setup expenses - Oceanbulk (e)	-	148	-
Management fee income - Maiden Voyage LLC (f)	-	-	128
Management fee income - OOCAPE1 Holdings LLC (g)	-	-	76

(a)        Interchart Shipping Inc. or Interchart: Interchart, a company that was affiliated to Oceanbulk Maritime S.A. (see (e) below), acts as a chartering broker of all the Company's vessels. As of December 31, 2011 and 2012, the Company had an outstanding liability of $260 and $100, respectively, to Interchart. During the years ended December 31, 2010, 2011 and 2012, the brokerage commission on charter revenue charged by Interchart amounted to $1,540, $1,237 and $1,134, respectively and is included in "Voyage expenses" in the accompanying consolidated statements of operations.

(b)       Management and Directors Fees: On October 3, 2007, Star Bulk entered into separate consulting agreements with companies owned and controlled by the Company's former Chief Executive Officer and the former Chief Financial Officer, for the services provided by the former Chief Executive Officer and the former Chief Financial Officer, respectively. Each of these agreements had a term of three years unless terminated earlier in accordance with the terms of such agreements. During 2010 these agreements were automatically renewed for the successive year. Under the consulting agreements, each company controlled by the former Chief Executive Officer and the former Chief Financial Officer received an annual consulting fee of €370,000 (approx. $488) and €250,000 (approx. $330) respectively. During the year ended December 31, 2010, the consultancy fees under the specific consulting agreements amounted to $874. For the year ended December 31, 2011 the consulting fees amounting to $337 represent the respective expense up to the date of the termination of the consulting agreements as disclosed below.

On February 7, 2011, Mr. Spyros Capralos was appointed as the Company's President and Chief Executive Officer, to succeed Mr. Akis Tsirigakis who resigned from those positions on that date, and resigned from the Company's board of directors on March 31, 2012. Pursuant to the terms of his employment and consultancy agreements, the former Chief Executive Officer was awarded a severance payment that amounted to $2,347.

Effective February 7, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's new Chief Executive Officer. This agreement has a term of three years unless terminated earlier in accordance with its terms. Under this agreement the Company will pay the new Chief Executive Officer a base fee at an annual rate of not less €160,000 (approx. $211), additionally, the Chief Executive Officer is entitled to receive an annual discretionary bonus, as determined by the Company's board of directors in its sole discretion and a minimum guaranteed incentive award of 28,000 shares of stock. These shares vest in three equal installments, the first installment of 9,333 shares vested on February 7, 2012, the second installment of 9,333 shares vests on February 7, 2013 and the last installment of 9,333 shares vests on February 7, 2014. On April 20, 2012 the Company issued the first installment of 9,333 shares and plans to issue the remaining two installments of 9,333 shares to Mr. Spyros Capralos in April 2013 and February 2014. During the years ended December 31, 2010, 2011 and 2012 the consultancy fees under the specific consulting agreement with the Company’s Chief Executive Officer amounted to $0, $225 and $230, respectively.

On May 2, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's new Chief Financial Officer. This agreement has a term of three years unless terminated earlier in accordance with its terms. Under this agreement the Company will pay the new Chief Financial Officer a base fee at an annual rate of not less €56,000 (approx. $74). During the years ended December 31, 2010, 2011 and 2012 the consultancy fees under the specific consulting agreement with the new Chief Financial Officer amounted to $0, $52 and $72, respectively.

Additionally, the current Chief Financial Officer is entitled to receive an annual discretionary bonus, as determined by the Company's board of directors in its sole discretion.

On May 12, 2011, the Company entered into a release agreement with a company owned by the former Chief Financial Officer. Pursuant to the terms of this agreement, Mr. Syllantavos resigned as the Company's Chief Financial Officer and from the Company's board of directors on August 31, 2011 and received a severance payment amounted to $463.

Additionally, pursuant to the agreement, the Companyissued an aggregate of 21,867 common shares to the former Chief Financial Officer. The respective stock based compensation was fully amortized at the date of his resignation on August 31, 2011. The fair value of each share was $34.5 which is equal to the market value of the Company's common stock on the grant date (Note 12).

On July 1, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's new Chief Operating Officer. This agreement has an indefinite term and each party may terminate the agreement giving one month's notice. Under this agreement the Company will pay the new Chief Operating Officer a base fee at an annual rate of not less €117,519 (approx. $155). During the years ended December 31, 2010, 2011 and 2012 the consultancy fees under the specific consulting agreement with the new Chief Operating Officer amounted to $0, $81 and $151, respectively.

The related expenses for the Company's executive officers for the years ended December 31, 2010, 2011 and 2012 were $874, $3,505 and $453, respectively and are included under "General and administrative expenses" in the accompanying consolidated statements of operations.

As of December 31, 2011 and 2012, Star Bulk had an outstanding payable balance of $141 and $121, respectively with its Management and Directors, representing unpaid fees for their participation in the Board of Directors of the Company and the other special committees of the board of directors. The related expenses for the years ended December 31, 2010, 2011 and 2012 were $206, $151 and $124, respectively and are included under "General and administrative expenses" in the accompanying consolidated statements of operations.

(c)          Combine Marine Inc. or ("Combine"): On July 4, 2011, Starbulk S.A., entered into a 12-year lease agreement for office space with Combine, a company that was controlled by one of the Company’s directors, Mrs. Milena – Maria Pappas and by Mr. Alexandros Pappas, children of the Company’s Chairman Mr. Petros Pappas. The lease agreement provided for a monthly rent payment of €5,000 (approx. $6.6). On January 1, 2012 this agreement was mutually terminated without the Company paying any compensation. The related expense for the rent for the year ended December 31, 2011 was $48 and is included under “General and administrative expenses” in the accompanying consolidated statements of operations. As of December 31, 2011, the Company had an outstanding liability of $27 to Combine.

(d)       Combine Marine Ltd., or Combine Ltd.: On January 1, 2012 Starbulk S.A, entered into a one year lease agreement for office space with Combine Ltd., a company controlled by one of the Company’s directors, Mrs. Milena – Maria Pappas and by Mr. Alexandros Pappas, children of the Company’s Chairman Mr. Petros Pappas. The lease agreement provides for a monthly rental of €2,500 (approximately $3.3).On January 1, 2013, the agreement was silently renewed and unless terminated by either partry, it will expire in eleven years. The related expense for the rent for the year ended December 31, 2012 was $40 and is included under “General and administrative expenses” in the accompanying consolidated statements ofoperations. As of December 31, 2012, the Company had no outstanding payable balance with Combine Marine Ltd.

(e)       Oceanbulk Maritime, S.A., or Oceanbulk: Oceanbulk Maritime S.A, is a ship management company and is controlled by one of the Company’s directors Mrs. Milena-Maria Pappas.The Company paid to Oceanbulk a brokerage commission amounting to $660 regarding the sale of vessel Star Beta during the year ended December 31, 2010 (Note 5).

As of December 31, 2011, the Company had an outstanding liability to Oceanbulk Maritime S.A. of $8 incidental to office set up expenses for new offices that Oceanbulk Maritime S.A. paid on behalf of the Company. The related expenses amounting to $148 for the year ended December 31, 2011 are included under "General and administrative expenses" in the accompanying consolidated statements of operations.

During the year ended December 31, 2012 the Company paid to Oceanbulk a brokerage commission amounting to $91 regarding the sale of vessel Star Ypsilon (Note 5). As of December 31, 2012 the Company had no outstanding liability with Oceanbulk.

(f)         Maiden Voyage LLC: Maiden Voyage LLC is owned and controlled by Oceanbulk Carriers LLC, a company minority owned by one of the Company’s directors, Mrs. Milena – Maria Pappas. On September 27, 2012, Star Bulk S.A. entered into an agreement with Maiden Voyage LLC, a Marshall Islands company, for the commercial and technical management of the vessel Maiden Voyage, a 2012 built Supramax dry bulk carrier. Pursuant to the terms of this management agreement, Star Bulk S.A. receives a fixed management fee of $0.75 per day beginning on September 28, 2012 and until the agreement’s termination by either party giving to the other notice in writing. In this event the agreement shall terminate upon the expiration of a period of two months from the date of notice was given. This vessel is managed under the same strategy as the other vessels in the Company’s fleet. The related income for the year ended December 31, 2012, including reimbursement of predelivey expenses incurred by the Company, was $128 and is included under “Management fee income” in the accompanyingconsolidated statements of operations. As of December 31, 2012 the Company had an outstanding payable balance of $41 with Maiden Voyage LLC.

(g)       OOCAPE1 Holdings LLC: OOCAPE1 Holdings LLC is owned and controlled by Oceanbulk Carriers LLC, a company minority owned by one of the Company’s directors Mrs. Milena – Maria Pappas. On October 18, 2012, Star Bulk S.A. entered into an agreement with OOCAPE1 Holdings LLC, a Marshall Islands company, for the commercial and technical management of the vessel Obelix, a 2011 built Capesize dry bulk carrier. Pursuant to the terms of this management agreement, Star Bulk S.A receives a fixed management fee of $0.75 per day beginning on October 19, 2012 and until the agreement’s termination by either party giving to the other notice in writing. In this event the agreement shall terminate upon the expiration of a period of two months from the date of notice was given. This vessel is managed under the same strategy as the other vessels in the Company’s fleet. The related income for the year ended December 31, 2012, including reimbursement of predelivey expenses incurred by the Company, was $76 and is included under “Management fee income” in the accompanying consolidated statements of operations. As of December 31, 2012 the Company had an outstanding receivable balance of $147 with OOCAPE1 Holdings LLC.

Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories	4. Inventories: The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:
	2011	2012
Lubricants	$2.200	$1.985
Bunkers	1.667	1.628
Total	$3.867	$3.613

Vessels and Other Fixed Assets, Net	12 Months Ended
Dec. 31, 2012
Vessels and Other Fixed Assets, Net [Abstract]
Vessels and Other Fixed Assets, Net

5.            Vessels and Other Fixed Assets, Net:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2011	2012
Cost
Vessels	$876.778	$772.981
Other fixed assets	587	679
Impairment charge	(62.020)	(303.219)
Total cost	815.345	470.441
Accumulated depreciation	(176.813)	(179.234)
Vessels and other fixed assets, net	$638.532	$291.207

Vessel acquired / disposed during the year ended December 31, 2010

On January 18, 2010, the Company entered into a Memorandum of Agreement for the sale of Star Beta to a third party for a contracted sale’s price of $22,000. At that date Star Beta was classified as asset held for sale and was recorded at the lower of its carrying amount or fair value less cost to sell. The resulting impairment loss of $34,947 for the year ended December 31, 2010, is included under "Vessel impairment loss" in the accompanying consolidated statements of operations. The vessel was delivered to its new owners on July 7, 2010.

Vessels acquired / disposed during the year ended December 31, 2011

On May 12, 2011, the Company entered into an agreement with Donatus Marine Inc, or Donatus Marine, a Marshall Islands company minority owned by family members of the Company's Chairman, Mr. Petros Pappas, to acquire a 1996-built Capesize vessel, Star Big, ex- Big Fish along with its long-term time charter, for an aggregate purchase price of $27,800. Star Big is under a long-term time charter with a multinational mining company at a rate of $25.0 per day until November 2015. The vessel was delivered to the Company on July 25, 2011, on the same day the vessel underwent its scheduled dry-docking. The Company capitalized the related dry docking expense, which amounted to $1,780 plus an amount of $41, as other capitalized expenses, related to the acquisition of the vessel.

On the same date, the Company also entered into an agreement with Barrington Corporation, a Marshall Islands company minority owned by family members of the Company's Chairman, Mr. Petros Pappas, to acquire a 1994-built Capesize vessel, Star Mega, ex- Megalodon along with its long-term time charter, for an aggregate purchase price of $23,700. Star Mega is under a long-term time charter with a multinational mining company at a rate of $24.5 per day until August 2014. The vessel was delivered to the Company on August 16, 2011. The Company capitalized an amount of $160 as other capitalized expenses, related to the acquisition of the vessel.

On March 24 and April 6, 2010, the Company signed two contracts with the shipbuilder Hanjin HHIC-Phil Inc. to build two Capesize vessels at a price of $106,880 in aggregate. On September 9, 2011 and November 14, 2011 the Company took delivery from the shipyard of vessels, Star Borealis and Star Polaris, respectively.For the year ended December 31, 2011, capitalized interest in connection to the respective vessels amounted to $1,901.

No vessel disposals took place during the year ended December, 31, 2011.

Vessel acquired / disposed during the year ended December 31, 2012

On February 22, 2012, the Company entered into an agreement with a third party in order to sell vessel Star Ypsilon together with a quantity of 667 metric tons of fuel oil, for a contracted price of $9,126 less address commission of 3% and brokerage commission of 2%. The vessel was delivered to its purchasers on March 9, 2012. The net carrying amount of Star Ypsilon as of the date of its delivery was $11,152 and the resulting loss of $3,190 is included under “Loss on sale of vessel” in the accompanying consolidated statements of operations.

No vessel acquisitions took placeduring the year ended December, 31, 2012.

As of December 31, 2011 and September 30, 2012, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. The review as of December 31, 2011, indicated that such carrying amount was not recoverable for two of the Company's vessels; Star Ypsilon and Star Sigma and as of September 30, 2012, indicated that such carrying amount was not recoverable for the Company’s eight Supramax vessels and one of the Company’s oldest Capesize vessel Star Sigma. As of December 31, 2012, no indications existed that the Company should perform any further impairment tests. The Company recognized an impairment loss of $62,020 and $303,219 for the years ended December 31, 2011 and 2012, respectively, which is included under "Vessel impairment loss" in the consolidated statements of operations (Note 18).

Fair Value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination	12 Months Ended
Dec. 31, 2012
Fair Value Of Above Below Market Acquired Time Charters And Gain Loss On Time Charter Agreement Termination [Abstract]
Fair Value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination

6.      Fair value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination:

The fair value of the time charters acquired at below/above fair market charter rates on the acquisition of the vessels is summarized below. These amounts are amortized on a straight-line basis to the end of each charter period.

Vessel	Fair value of acquired time charter	Accumulated amortization as of December 31, 2009	Balance December 31, 2009	Amortization 2010	Balance December 31, 2010	Amortization 2011	Balance December 31, 2011	Amortization 2012	Balance December 31, 2012

Fair Value of below market acquired time charter
Star Epsilon	$14.375	14.375	-	-	-	-	-	-	-
Star Theta	12.397	12.397	-	-	-	-	-	-	-
Star Alpha	46.966	46.966	-	-	-	-	-	-	-
Star Delta	13.815	13.815	-	-	-	-	-	-	-
Star Cosmo	3.856	2.044	1.812	1.360	452	452	-	-	-
Total	$91.409	89.597	1.812	1.360	452	452	-	-	-

Fair value of above market acquired time charter
Star Kappa	$1.980	1.980	-	-	-	-	-	-	-
Star Ypsilon	14.417	14.417	-	-	-	-	-	-	-
Star Big	13.733	-	-	-	-	1.180	12.553	3.224	9.329
Star Mega	9.332	-	-	-	-	1.186	8.146	3.145	5.001
Total	$39.462	16.397	-	-	-	2.366	20.699	6.369	14.330

During 2011, the Company acquired two second-hand Capesize vessels, Star Big and Star Mega (Note 5), with existing time charter contracts. Upon their delivery the Company evaluated the attached charter contracts by comparing the charter rates in the acquired time charter agreements with the market rates for equivalent time charter agreements prevailing at the time the foregoing vessels were delivered and recognized an asset of $23,065, $13,733 related to Star Big and $9,332 related to Star Mega. This amount is amortized on a straight-line basis to revenues through the end of the charter period. For the years ended December 31, 2010, 2011 and 2012 the amortization of fair value of above- market acquired time charters amounted to $0, $2,366 and $6,369, respectively, and is included under "Voyage revenues" in the accompanying consolidated statements of operations. For the years ended December 31, 2010, 2011 and 2012 the amortization of fair value of below-market acquired time charters amounted to $1,360, $452 and $0 , respectively, and is included under "Voyage revenues" in the accompanying consolidated statements of operations.

The estimated aggregate amortization expense of the above market acquired time charters until the end of their useful lives is analyzed as follows:

Years	Amount
December 31, 2013	$6.352
December 31, 2014	5.080
December 31, 2015	2.898
Total	$14.330

The carrying amount of the above market acquired time charters amounting to $14,330 as of December 31, 2012 will be amortized over a weighted-average period of 2.4 years.

Gain/loss on time charter agreement termination

For the year ended December 31, 2011

The vessel Star Cosmo was on time charter at a gross daily charter rate of $35.615 per day for the period from February 10, 2009 until May 1, 2011, and was redelivered earlier to the Company on February 17, 2011. The Company has recognized a gain on time charter agreement termination amounting to $273, which related to the write-off of the unamortized fair value of below market acquired time charter on vessel redelivery date. In addition, the Company recognized a gain amounting to $324 which represented the deferred revenue from the terminated time charter contract.

The vessel Star Omicron was on time charter at a gross daily charter rate of $43.0 per day for the period from April 22, 2008 until February 22, 2011, and was redelivered earlier to the Company on January 17, 2011. The Company recognized a gain amounting to $1,210 which represented the cash consideration received from its charterers relating to the early termination of this charter party.

The vessel Star Sigma was on time charter at a gross daily charter rate of $38.0 per day for the period from March 1, 2009 until October 29, 2013, and was redelivered earlier to the Company on December 31, 2011. The Company has recognized a gain amounting to $203 which represented the deferred revenue from the terminated time charter contract.

For the year ended December 31, 2012

The vessel Star Sigma was time chartered to Pacific Bulk Shipping Ltd. at a gross daily charter rate of $38.0 per day for the period from March 1, 2009 until October 29, 2013, and was redelivered earlier to the Company on December 31, 2011. On January 4, 2012, the Company signed an agreement with the charterer in order to receive an amount of $5,734 in cash, as compensation for the early redelivery of the respective vessel. The total amount was received in January 2012. In addition to the cash payment, Pacific Bulk supplied the Company with 1,027 metric tons of fuel, valued at $720.

All amounts presented above are included under "Gain on time charter agreement termination" in the accompanying consolidated statements of operations for years ended December 31, 2011 and 2012.

Long-term Debt	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Long-term Debt

7.            Long-term Debt

a)      Commerzbank $120,000 facility

         On December 27, 2007, the Company entered into a loan agreement with Commerzbank AG in the amount of up to $120,000 in order to partially finance the acquisition cost of the second hand vessels, Star Gamma, Star Delta, Star Epsilon, Star Zeta, and Star Theta, which also provide the security for this loan agreement. Under the terms of this loan facility, the repayment of $120,000 is over a nine year term and divided into two tranches. The first of up to $50,000 is repayable in twenty-eight consecutive quarterly installments which commenced in January 2010: (i) the first four installments amount to $2,250 each, (ii) the next thirteen installments amount to $1,000 each (iii) the remaining eleven installments amount to $1,300 each and a final balloon payment of $13,700 is payable together with the last installment. The second tranche of up to $70,000 is repayable in twenty-eight consecutive quarterly installments which commenced in January 2010: (i) the first four installments amount to $4,000 each (ii) the remaining twenty-four installments amount to $1,750 each and a final balloon payment of $12,000 is payable together with the last installment. The loan bears interest at LIBOR plus a margin at a minimum of 0.8% per annum "p.a." to a maximum of 1.25% p.a. depending on whether the aggregate drawdown ranges from 60% up to 75% of the aggregate market value of the 'initial fleet'.

The loan contains financial covenants, including requirements to maintain (i) a minimum liquidity of $10,000 or $1,000 per vessel, whichever is greater, (ii) the market value adjusted equity ratio shall not be less than 25%, as defined therein, and (iii) an aggregate market value of the vessels mortgaged as security under this loan agreement not less than (a) 125% of the then outstanding borrowings for the first three years and (b) 135% of the then outstanding borrowings thereafter.

On June 10, 2009, the Company entered into a supplemental agreement with Commerzbank. Under the terms of this agreement during the waiver period from December 31, 2008 to January 31, 2010, the security cover requirement was reduced to 111%. As further security for this facility, the Company shall provide a first preferred mortgage on the vessel Star Alpha and shall pledge an amount of $6,000 to the lenders. Furthermore, the interest spread was increased to 2.00% p.a. for the duration of the waiver period. Subsequent to the waiver period, if the asset cover percentage is less than 60%, between 60% to 70%, between 70% to 75% and more than 75%, the interest spread should be 0.8%, 0.9%, 1.0% and 1.25% respectively. In addition, during the waiver period, payments of dividend, share repurchases, and investments are subject to the prior written consent of the lenders.

On December 24, 2009, the Company entered into a second supplemental agreement with Commerzbank. Under the terms of this agreement during the waiver period from February 1, 2010 to June 30, 2010 and from July 1, 2010 to January 31, 2011 the security cover shall be at least 111% and 118%, respectively whether at all times thereafter 135%. Furthermore, the bank consented to: i) the sale of Star Alpha, ii) the payment of dividends not exceeding $0.05 per share in each quarter iii) the reduction of minimum liquidity from $1,000 to $650 per fleet vessel, iv) the increase of the pledged deposit by $1,250 from $6,000 to $7,250. The interest spread was also maintained to 2.00% p.a. for the duration of the waiver period. Based on the same agreement after the waiver period on January 31, 2011, the minimum liquidity was increased from $650 to $1,000 per fleet vessel and the pledged deposit of $7,250 was released.

As of December 31, 2011 and 2012, the Company had outstanding borrowings of $84,000 and $71,386 respectively, under this loan agreement.

b)      Commerzbank $26,000 facility

         On September 3, 2010 the Company entered into a loan agreement with Commerzbank AG in the amount of up to $26,000 in order to partially finance the acquisition cost of the second hand vessel, Star Aurora, which is also provided as security for this loan agreement.. The loan is repayable over a six year period, in twenty-four consecutive quarterly installments of $950 each, which commenced in December 2010, three months after the drawdown, and a final balloon payment of $3,200 payable together with the last installment. The loan bears interest at LIBOR plus a margin of 2.6% p.a.

The loan contains financial covenants, including requirements to maintain (i) a minimum liquidity of $10,000 or $1,000 per vessel, whichever is greater, (ii) the market value adjusted equity ratio shall not be less than 25%, as defined therein, (iii) an actual pledged amount of $650 for this vessel that will increase to $1,000 when cash pledged due to waiver dated December 24, 2009 shall be released, and (iv) an aggregate market value of the vessel mortgaged as security under this loan agreement not less than 135% of the then outstanding borrowings at all times.

As of December 31, 2011 and 2012, the Company had outstanding borrowings of $21,250 and $17,064 respectively, under this loan agreement.

Restructuring Agreement - Commerzbank $120,000 and $26,000 facilities

On December 17, 2012, the Company agreed to enter into a loan supplemental agreement and agreed to amend the terms included in both loan agreements of $120,000 and $26,000 with Commerzbank AG (see a and b), as described below:

·      To defer 60% and 50% of the installments for the years ending December 31, 2013 and 2014, respectively, (the “Deferred Amounts”); the Deferred Amounts will be added to the balloon payments, payable upon the expiration of the loan agreements in the fourth quarter of 2016 or in accordance with a cash sweep mechanism (see discussion below);

·      The on-charter covenant for the vessel Star Aurora on the $26,000 loan agreement to be waived until July 31, 2015;

·      Minimum asset cover ratio, which is the ratio of the aggregate market value of the vessels mortgaged as security under this loan agreement to the outstanding loan amount, to be reduced from 135%, to 80%, from September 30, 2012 up to the year ending December 31, 2013, to 85% for the six month period ending June 30, 2014, to 90% for the six month period ending December 31, 2014 and to 110% for the six month period ending June 30, 2015. Thereafter and until the repayment of the loan the asset cover ratio will be set to its initial level of 135%;

·      Minimum liquidity requirement to be reduced to $500 for each of the Company’s vessels from $1,000, until December 31, 2014;

·      The actual pledged amount on the $26,000 loan agreement, to be reduced to $750 from $1,000;

·      Margin to be increased to 3.00% p.a., for both facilities for as long as deferred amounts are outstanding and/or until original terms are complied with;

·      The Company to pay a flat fee of 0.40% of the combined outstanding loan amount of the two facilities to the lender;

·       The market value adjusted equity ratio to be reduced to 15% from 25%, from September 30, 2012 up to the year ending December 31, 2014;

·      Additional financial covenant requirement to be added, ratio of EBITDA (as will be defined in the definitive documentation) to interest of not less than 1.5:1.0 for the years ending December 31, 2013 and 2014.

These amendments will apply, subject to several conditions, as described below:

·       A semi-annual cash sweep mechanism to be implemented on all mortgaged vessels on an individual vessel basis. Under this mechanism all earnings of these vessels after operating expenses, dry docking provision, general and administrative expenses and debt service, if any, are to be used as repayment of the Deferred Amounts;

·       Star Bulk Carriers Corp. shall not pay any dividends following the agreement with the Bank as long as Deferred Amounts are outstanding and/or until original terms are complied with;

·      A prepayment of $2.0 million, payable by December 31, 2012, to be applied pro rata against the balloon payments of the two facilities;

·      An equity increase of $30.0 million to be effected until and including December 31, 2013;

·      Increase the Company’s vessel management services to cover at least 10 third-party vessels by December 31, 2013.

c)       Credit Agricole Corporate and Investment Bank $70,000 facility

          On January 20, 2011, the Company entered into a loan agreement with Credit Agricole Corporate and Investment Bank for a term loan up to $70,000 to partially finance the construction cost of Company's two Newbuildings, Star Borealis and Star Polaris, which were delivered in 2011. The shipbuilding contracts and refund guarantees were assigned to the lender as security for this loan agreement and the vessels, upon their delivery, were mortgaged as security for this loan agreement. The total amount that was drawn down totaled to $67,275. Under the terms of this term loan facility, the repayment is over a seven year period and commenced three months after the delivery of each vessel. The loan is repayable in twenty eight consecutive quarterly installments, per vessel, amounting to $485.4 and $499.7, respectively and a final balloon payment which is payable together with the last installment of $19,558.2 and $20,134 for Star Borealis and Star Polaris, respectively. The loan bears interest at LIBOR plus a margin of 2.7% p.a.

This loan agreement with Credit Agricole Corporate and Investment Bank contains financial covenants, including requirements to maintain (i) a minimum liquidity of $10,000 or $500 per fleet vessel, whichever is greater, (ii) the total indebtedness of the borrower over the market value of all vessels owned shall not be greater than 0.7:1, effective from October 15, 2011, and (iii) an actual pledged amount of $500 per mortgaged vessel and (iv) the minimum asset cover ratio shall not be less than (a) 120% during the first two years from delivery of each vessel and (b) 125% of the then outstanding borrowings thereafter, unless a mortgaged vessel is subject to an approved charter with an unexpired duration at least 18 months, in which case the relevant percentage shall be 120% for the duration such approved charter.

On December 14, 2012, the Company agreed to enter into a loan supplemental agreement and agreed, to amended terms with Crédit Agricole Corporate and Investment Bank, as described below:

·      The ratio of the total indebtedness of the borrower less liquid funds over the market value of all vessels owned to be increased to 0.95:1.0 from 0.7:1.0 until March 31, 2014;

·       Minimum asset cover ratio, which is the ratio of the aggregate market value of the vessels mortgaged as security under this loan agreement to the outstanding loan amount will be amended to 105% from 120% until the March 31, 2014. Thereafter and until the repayment of the loan the asset cover ratio will return to its initial level;

·       Minimum liquidity will be decreased to $7,000 or $500 per fleet vessel, whichever is higher, from $10,000;

·       Star Bulk Carriers Corp. shall not pay any dividends until March 31, 2014 and as long as the financial covenants included in the original agreement dated January 20, 2011 are not met. During this period, all surplus earnings of the financed vessels under the specific loan agreement, after operating expenses and debt service will be held in lender’s account and not to be distributed to the Company.

As of December 31, 2011 and December 31, 2012, the Company had outstanding borrowings of $66,790 and $62,849 respectively, under this loan agreement.

d)      ABN AMRO Bank $31,000 facility

            On July 21, 2011, the Company entered into a senior secured credit facility with ABN AMRO Bank for $31,000, which was drawn down in full to partially finance the acquisition of Star Big and Star Mega, which were mortgaged to provide the security for this senior secured credit facility. Under this senior secured credit facility, the wholly-owned subsidiaries that own these two vessels are the borrowers and the Company is the corporate guarantor. This senior secured credit facility is repayable in 18 consecutive quarterly installments which commenced three months after the initial borrowings, in October 2011. The first 14 installments amount to $1,400 each, the remaining four installments amount to $625 each and a final balloon payment of $8,900 is payable together with the last installment. This senior secured credit facility bears interest at LIBOR plus a margin of 2.9%.

This senior secured credit facility contains financial covenants and other customary covenants, including requirements to maintain: (i) the leverage ratio shall not be greater than 70%, (ii) a ratio of EBITDA to interest expense, no less than 3.0:1.0, (iii) minimum liquidity of $10,000 or $750 for each of the Company's vessels, whichever is greater, (iv) a minimum market adjusted net worth of not less than $100,000 and (v) a maintenance reserve account up to $1,500 which can only be used for the payment of the dry-docking of vessel Star Mega. The total amount included in the maintenance reserve account was released in September 2012 in order to cover part of the respective vessel’s dry-docking cost. This senior secured credit facility also requires the borrowers to maintain an aggregate charter-free fair market value of Star Big and Star Mega of at least 135% of the amount outstanding under the facility until three months prior to the expiration of the time charter of Star Mega and 150% thereafter. In addition, the facility requires the Company's Chairman, including members of his immediate family, to maintain minimum levels of beneficial ownership of the Company's outstanding common shares.

On March 16, 2012, the Company entered into a supplemental agreement with ABN AMRO Bank(the Company was committed to this agreement as of January 26, 2012). Under the terms of this agreement for the period from January 26, 2012 until January 31, 2013 the “Waiver Period”, the minimum security cover ratio was reduced to 100%, the leverage ratio increased to 75% and the margin increased to 3.4% p.a. from 2.9% p.a.

On January 29, 2013, the Company entered into a waiver agreement with ABN Amro Bank N.V. Under the terms of this agreement for the period from October 1, 2012 until December 31, 2014 the “New Waiver Period”, it is agreed to amended terms as described below:

·      The minimum market adjusted net worth of the group to be decreased to $30,000 from $100,000;

·      The minimum liquidity of $750 per fleet vessel to be reduced to $500 per fleet vessel;

·      Ratio of EBITDA to interest expense to be decreased to 1.5:1.0 from 3.0:1.0;

·      Total leverage ratio of the corporate guarantor to be increased to 110% from 75%;

·      Minimum security cover ratio, which is the ratio of the aggregate market value of the vessels mortgaged as security under this loan agreement to the outstanding loan amount, to be amended to 75% from 100%.

These amendments will apply, subject to several conditions, as described below:

·      Margin increase of 50bp if the Company fails to raise equity in an amount of $30.0 million until March 31, 2013;

·      Star Bulk Carriers Corp. shall not pay any dividends during the New Waiver Period.

As of December 31, 2011 and, 2012, the Company had outstanding borrowings of $29,600 and $24,000 respectively, under this loan agreement.

e)      HSH Nordbank AG $64,500 facility

         On October 3, 2011 the Company entered into a new $64,500 secured term loan agreement with HSH Nordbank AG. Under this facility, Company’s wholly-owned subsidiaries that own Star Cosmo, Star Kappa, Star Sigma, Star Omicron and Star Ypsilon are the borrowers and Star Bulk Carriers Corp. is the corporate guarantor. The borrowing under this new loan agreement together with $5,326 in cash used to repay in full the Company’s indebtedness under its old loan agreements with Piraeus Bank S.A; a term loan of $150,000 dated April 14, 2008 and of a term loan of $35,000 dated July 1, 2008, in 2011. The senior secured term loan facility consisted of two tranches. The first tranche amounted to $48,500 the (“Supramax Tranche”) and is repayable in 20 quartely consecutive installments of $1,250 each, which commenced in January 2012, and a final balloon payment of $23,500. The second tranche amounted to $16,000 the (“Capesize Tranche”) and is repayable in 12 consecutive installments of $1,333 each, which commenced in January 2012. The Supramax Tranche bears interest at LIBOR or cost of funds, whichever is greater plus a margin of 2.75% and the Capesize Tranche bears interest at LIBOR or cost of funds whichever is greater, plus a margin of 3.00%.

This loan agreement contains financial covenants including requirements to maintain (i) the ratio of indebtedness of the borrower over the aggregate fair market value of the assets shall not be greater than 75% until December 31, 2013 and 70% thereafter; (ii) a minimum market adjusted net worth of not less than $100,000; (iii) a minimum interest coverage ratio of not less than 2.0:1.0; (iv) an actual pledged amount of $2,000 or $400 for each mortgaged vessel under this credit facility, whichever is greater; (v) a minimum liquidity of $10,000; (vi) an actual pledged amount of $6,504 representing the shortfall between the drawdown amount and the fair value of the collateral vessels on the drawdown date; and (vii) an aggregate market value of the vessels mortgaged as security under this loan agreement should not be less than (a) 125% of the then outstanding borrowings until the repayment of Capesize Tranche and (b) 167% of the then outstanding borrowings thereafter.

Restructuring Agreement

On December 21, 2012, the Company agreed to enter into a loan supplemental agreement and agreed to amended terms with HSH Nordbank AG, as described below:

·      To defer of a minimum of approximately $3.5 million during the period from January 1, 2013 until December 31, 2014;

·      To prepay in total $6.6 million of which $3.5 million will be applied against the balloon payment of Supramax Tranche and $3.1 million will be applied pro-rata against the eight quarterly repayment installments of the Supramax Tranche starting with the scheduled repayment date in January 2013, using pledged cash already held by the bank. This pledged amount will cease being a requirement for this facility following the prepayment;

·      The actual pledged amount to be reduced to $200 from $400 for each mortgaged vessel under this credit facility. The released amount of $800 to be used as a partial prepayment of the Supramax Tranche (50% to be applied against the balloon payment of the Supramax Tranche and the remaining 50% to be applied pro-rata against the eight quarterly repayment installments of the Supramax Tranche starting with the scheduled repayment date in January 2013).

·      The minimum liquidity of $10,000 to be reduced to $7,000 or $500 per fleet vessel until and including December 31, 2014;

·      The ratio of indebtedness of the borrowers over the aggregate fair market value of assets to be increased to 90% from 75% until and including December 31, 2014;

·      The minimum market adjusted net worth of the Company to be decreased to $30,000 from $100,000 until and including December 31, 2014;

·       The asset cover ratio, which is the ratio of the aggregate market value of the vessels mortgaged as security under this loan agreement to the outstanding loan amount, to be amended to 100% from September 30, 2012 until and including December 31, 2012 and to 110% from January 1, 2013 until and including December 31, 2013. Thereafter and until the repayment of the loan, the asset cover ratio to return to 125%;

·       The margin to be increased to 3.50% for both Supramax and Capesize Tranches from 3.00% and 2.75% for the Capesize and the Supramax Tranche, respectively, from January 1, 2013 until December 31, 2014 (in the case that an event of default and/or covenant breach, has occurred, the increased margin will apply until the breach is remedied);

·       The waiver of the aggregated market value covenant, which required the vessels mortgaged under this loan agreement to maintain a value of 167% of the outstanding borrowings, upon the repayment of the Capesize Tranche, until and including December 31, 2013.

These amendments will apply, subject to several conditions, as described below:

·       A semi-annual cash sweep mechanism will be effected from June 30, 2013 and will be implemented on all vessels mortgaged under this loan agreement on an individual vessel basis. Under this mechanism all earnings of these vessels after operating expenses, dry docking provision, general and administrative expenses and debt service, if any, are to be used as applied to the balloon payment of the Supramax Tranche.

·      In the event of the sale of the vessel Star Sigma during the calendar years 2013 and 2014, proceeds from such sale will be used to fully repay the Capesize Tranche, while the remaining amount will be applied pro-rata against the remaining quarterly repayment installments of the Supramax Tranche until December 31, 2014;

·       Star Bulk Carriers Corp. and the ship-owning subsidiaries shall not pay any dividends following the agreement with the Bank until December 31, 2014, or later in case of a covenant breach;

·       An equity increase of a minimum of $20.0 million within the year ending December 31, 2013 and starting to apply from October 1, 2013, the proceeds of which are to be used solely for investment on new vessels’ acquisition(s);

·       Payment of a one-time processing fee of $12.

As of December 31, 2011 and, 2012, the Company had outstanding borrowings of $64,500 and $48,815 respectively, under this loan agreement.

As of December 31, 2012 the Company was in compliance with the restructured loan covenants.

The weighted average interest rate related to the Company's existing debt (including the margin) as of December 31, 2010, 2011 and 2012 was 2.73%, 3.25% and 2.92% respectively.

The principal payments required to be made after December 31, 2012 for all outstanding debt are as follows:

Years	Amount
December 31, 2013	$28.766
December 31, 2014	23.300
December 31, 2015	28.215
December 31, 2016	96.745
December 31, 2017	3.941
December 31, 2018 and thereafter	43.147
Total	$224.114

Interest expense for the years ended December 31, 2010, 2011 and 2012 amounting to $5,317, $4,698 and $7,167, respectively, amortization of deferred finance fees amounting to $329, $329 and $502, respectively, and other finance fees amounting to $270, $200 and $169, respectively, are included under "Interest and finance costs" in the accompanying consolidated statements of operations.

The unamortized balance of the deferred financing fees relating to Piraeus Bank S.A. loan facilities, which were fully repaid in 2011, amounting to $307, were written off and included under "Loss on debt extinguishment" in the accompanying consolidated statement of operations for the year ended December 31, 2011.

All vessels are first-priority mortgaged as collateral to the Company's loan facilities.

Preferred, Common Stock and Additional Paid in Capital	12 Months Ended
Dec. 31, 2012
Preferred, Common Stock and Additional Paid-in Capital [Abstract]
Preferred, Common Stock and Additional Paid-in Capital

8.    Preferred, Common Stock and Additional Paid in Capital:

Preferred Stock: Star Bulk is authorized to issue up to 25,000,000 shares of preferred stock, $0.01 par value with such designations, as voting, and other rights and preferences, as determined by the Board of Directors. As of December 31, 2011 and 2012 the Company had not issued any preferred stock.

Common Stock: Until 2009, Star Bulk was authorized to issue 100,000,000 registered common shares, par value $0.01. On November 23, 2009 at the Company's annual meeting of shareholders, the Company's shareholders voted to approve an amendment to the Amended and Restated Articles of Incorporation increasing the number of common shares that the Company was authorized to issue from 100,000,000 registered common shares, par value $0.01 per share, to 300,000,000 registered common shares, par value $0.01 per share.

Each outstanding share of the Company's common stock entitles the holder to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of shares of common stock are entitled to receive ratably all dividends, if any, declared by the Company's board of directors out of funds legally available for dividends. Holders of common stock do not have conversion, redemption or preemptive rights to subscribe to any of the Company's securities. All outstanding shares of common stock are fully paid and non-assessable. The rights, preferences and privileges of holders of common stock are subject to the rights of the holders of any shares of preferred stock which the Company may issue in the future.

On July 22, 2011, the Company offered 16,700,000 common shares in an underwritten public offering at a public offering price of $1.80 per share less underwriters' discount. All of the shares in the offering were sold by the Company. The Company used the net proceeds of this offering to fund a portion of the aggregate purchase price of Star Big and Star Mega and for working capital purposes.

15-for-1 reverse stock split: Effective as of the opening of trading on October 15, 2012, the Company affected a one-for-fifteen reverse stock split of its common shares. The reverse stock split was approved by shareholders at the Company’s 2012 Annual General Meeting of Shareholders held on September 7, 2012. The reverse stock split reduced the number of the Company’s common shares from 81,012,403 to 5,400,810 and affected all issued and outstanding common shares. No fractional shares were issued in connection to the reverse split. Shareholders who would otherwise hold a fractional share of the Company’s common stock received a cash payment in lieu of such fractional share.

Share re-purchase Plan: On February 23, 2010, the Company's Board of Directors adopted a stock repurchase plan for up to $30,000 to be used for repurchasing the Company's common shares until December 31, 2011. All repurchased shares will be cancelled and removed from the Company's share capital.

On August 10, 2011, the Company's Board of Directors decided to reinstate the share repurchase plan with the limitation of acquiring up to a maximum amount of $3,000 worth of Company’s shares, at a maximum price of $1.30 per share. On November 9, 2011 the Company's Board of Directors extended the duration of the share repurchase plan until December 31, 2012.

During the year ended December 31, 2012 the Company repurchased and cancelled 61,730 treasury shares, which were repurchased in the open market for an aggregate purchase price of $0.9 million, pursuant to the terms of Company’s existing share repurchase plan and has $2.1 million of remaining capacity under the plan.

During the years ended December 31, 2010 and 2011, there were no shares repurchased.

Other Operational Gain	12 Months Ended
Dec. 31, 2012
Other Operational Gain [Abstract]
Other Operational Gain

9.            Other Operational Gain:

For the year ended December 31, 2010, other operational gain totaled $26,648 and represented a gain of $21,648 in connection to the settlement of a commercial claim, related to the vessel Star Ypsilon (see Note 15 (c)) and an amount of $5,000 from the sale of 45% interest in future proceeds related to the settlement of several commercial claims (Note 10). Other operational gain for the year ended December 31, 2011 totaled $9,260 and comprised of a consideration received of $9,000 related to the settlement of a commercial claim with Oldendorff Gmbh and Co. KG (see Note 15(a)), and a gain of $260 relating to a hull and machinery claim. For the year ended December 31, 2012, other operational gain totaling $3,507, mainly consists of $2,514 and $157, which represent non-recurring revenues from the settlement of two commercial claims (see Note 15 (d) and (f)) and a gain from hull and machinery claim amounting to $812.

Other Operational Loss	12 Months Ended
Dec. 31, 2012
Other Operational Loss [Abstract]
Other Operational Loss

10.          Other Operational Loss:

On September 29, 2010, the Company agreed with a third party to sell a 45% interest in the future proceeds related to the recovery of certain of the commercial claims against a consideration of $5,000 (Note 15(a) and Note 15(d)). During the year ended December 31, 2011 the Company paid $4,050 to the third party relating to the settlement of one of the legal cases included in the above mentioned agreement. This amount is presented in "Other operational loss" in the accompanying consolidated statements of loss. For the year ended December 31, 2012, other operational loss amounting to $1,226 mainly consists of an amount of $1,131 representing the expense incurred by the Company towards the third party mentioned above, in connection with the settlement of one of the legal cases also included in the above mentioned agreement. For the year ended December 31, 2010, no other operational loss was recorded.

Losses per Share	12 Months Ended
Dec. 31, 2012
Losses per Share [Abstract]
Losses per Share

11.          Losses per Share:

All shares issued (including the restricted shares issued under the Company’s equity incentive plan) are the Company’s common stock and have equal rights to vote and participate in dividends, subject to forfeiture provisions set forth in the applicable award agreement. The calculation of basic loss per share does not consider the non-vested shares as outstanding until the time-based vesting restriction has lapsed. For the years ended December 31, 2010, 2011 and 2012 the weighted average number of diluted shares outstanding would have included  the incremental shares assumed issued under the treasury stock method weighted for the period the non-vested shares were outstanding. However, and as the Company incurred losses in these years, the effect of such incremental shares would be anti-dilutive and therefore, basic and diluted losses per share are the same amounts. The Company calculates basic and diluted losses per share as follows:

	2010	2011	2012
Loss:
Net loss	$(5.131)	$(69.559)	$(314.521)

Weighted average common shares outstanding, basic and diluted	4.099.277	4.736.485	5.393.131

Loss per share, basic and diluted	$(1,25)	$(14,69)	$(58,32)

Equity Incentive Plan	12 Months Ended
Dec. 31, 2012
Equity Incentive Plan [Abstract]
Equity Incentive Plan

12.          Equity Incentive Plan:

On February 8, 2007, the Company's Board of Directors adopted a resolution approving the terms and provisions of the Company's Equity Incentive Plan (2007 Plan). The Plan is designed to provide certain key persons, whose initiative and efforts are deemed to be important to the successful conduct of the business of the Company, with incentives to enter into and remain in the service of the Company, acquire a propriety interest in the success of the Company, maximize their performance, and enhance the long-term performance of the Company.

Under the 2007 Plan, officers, key employees, directors and consultants of Star Bulk and its subsidiaries will be eligible to receive options to acquire shares of common stock, stock appreciation rights, restricted stock and other stock-based or stock-denominated awards. Star Bulk has reserved a total of 2,000,000 shares of common stock for issuance under the plan, subject to adjustment for changes in capitalization as provided in the 2007 Plan.

On February 23, 2010, the Company's Board of Directors approved the Company's Equity Incentive Plan (the 2010 Plan). The Company has reserved a total of 2,000,000 shares of common stock for issuance under the 2010 Plan, subject to adjustment for changes in capitalization as provided in the 2010 Plan. All provisions of the 2010 Plan are similar with the 2007 Plan provisions.

On August 31, 2011, the board of directors adopted the 2011 Equity Incentive Plan (the 2011 Plan). The Company reserved a total of 2,000,000 shares of common stock for issuance under the 2011 Equity Incentive Plan, subject to adjustment for changes in capitalization as provided in such plan. All provisions of the 2011 Plan are similar with the 2007 and 2010 Plans provisions.

Pursuant to Company's 2011, 2010 and 2007 Equity Incentive Plans, the Company issued the following securities:

i)           On December 3, 2007, the Company granted to Mr. Tsirigakis, the Company’s former Chief Executive Officer, and Mr. Syllantavos, the Company’s former Chief Financial Officer, 6,000 and 5,000 non-vested shares of Star Bulk common stock, respectively.  The fair value of each share was $230.10, which is equal to the market value of the Company's common stock on the grant date. The shares vest in three equal installments on July 1, 2008, 2009 and 2010. All 11,000 shares granted under this Plan were issued during 2008.

ii)          On March 31, 2008, the Company concluded an agreement with Company's Director Mr. P. Espig.  Under this agreement, which is part of Company's Equity incentive plan, Mr. Espig received 10,000 non-vested shares of Star Bulk common stock. The fair value of each share was $170.85 which is equal to the market value of the Company's common stock on the grant date. The shares vested in two equal installments on April 1, 2008 and 2009. All 10,000 shares granted under this Plan were issued during 2008.

iii)        On December 5, 2008, an aggregate of 8,667 non-vested common shares to all of the Company’s employees and an aggregate of 62,667 non-vested common shares to the members of the board of directors. The fair value of each share was $27.00 which is equal to the market value of the Company's common stock on the grant date. These shares were issued on January 20, 2009 and vested on January 31, 2009.

iv)        On February 4, 2010, an aggregate of 7,707 non-vested common shares to all Company's employees subject to applicable vesting of 4,624 common shares on June 30, 2010 and 3,083 common shares on June 30, 2011. The fair value of each share was $39.90 which is equal to the market value of the Company's common stock on the grant date.

v)          On February 24, 2010, an aggregate of 65,333 non-vested common shares to the members of Company's Board of Directors subject to applicable vesting of 32,667 common shares on each of June 30 and September 30, 2010. The fair value of each share was $41.25 which is equal to the market value of the Company's common stock on the grant date.

vi)        On October 20, 2010, an aggregate of 9,333 non-vested common shares to all of the Company's employees and an aggregate of 71,333 non-vested common shares to the members of board of directors. The fair value of each share was $42.00 which is equal to the market value of the Company's common stock on the grant date. These shares vested on December 31, 2010.

vii)       On February 7, 2011, 28,000 common shares were granted to Mr. Spyros Capralos, the Company’s new Chief Executive Officer, pursuant to the terms of consultancy agreement with an entity owned and controlled by him. The shares vest in three equal installments on February 7, 2012, 2013 and 2014. The fair value of each share was $36.75 and has been determined by reference to the closing price of the Company’s common stock on the grant date. The first installment of 9,333 shares that were vested on February 7, 2012, issued on April 20, 2012.

viii)     On May 12, 2011, 16,533 restricted non-vested common shares and 5,533 common shares were granted to the former Chief Financial Officer pursuant to an agreement dated May 12, 2011 covering the terms of his severance. The respective stock based compensation was fully amortized at the date of his resignation by August 31, 2011. The fair value of each share was $34.50 and has been determined by reference to the closing price of the Company’s common stock on the grant date.

ix)        On January 17, 2012, 90,667 restricted common shares were granted to certain directors, officers, employees of the Company and its subsidiaries. The fair value of each share was $13.50 and has been determined by reference to the closing price of the Company’s common stock on the grant date. The respective shares were issued on April 20, 2012 and vested on March 30, 2012.

On September 20, 2011, the Company filed a registration statement on Form S-8 (File No. 333-176922) that covers the resale of up to 311,007 of the common shares that have been and may be issued under its 2007, 2010 and 2011 equity incentive plans.

All non-vested shares are conditional upon the grantee's continued service as an employee of the Company. The grantee does not have the right to vote such non-vested shares until they vest or exercise any right as a shareholder of these shares, however, the issued and non-vested shares pay dividends as declared. For the years ended December 31, 2010, 2011, and 2012 the Company paid dividends on non-vested shares which amounted to $89, $29 and $0, respectively.

The Company estimates that there will be no forfeitures of non-vested shares. The shares which are issued in accordance with the terms of the Company's Equity Incentive Plans remain restricted until they vest.  For the years ended December 31, 2010, 2011 and 2012, stock based compensation cost was $6,511, $1,362 and $1,546 respectively, and is included under "General and administrative expenses" in the accompanying consolidated statement of operations.

A summary of the status of the Company's non-vested shares as of December 31, 2010, 2011 and 2012, and the movement during the years ended December 31, 2011 and 2012, is presented below.

	Number of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2010	3.666	$230,10
Granted	153.707	41,55
Vested	-154.291	46,05
Unvested as at December 31, 2010	3.082	$39,90

Unvested as at January 1, 2011	3.082	$39,90
Granted	49.867	35,70
Vested	(24.949)	35,10
Unvested as at December 31, 2011	28.000	$36,75

Unvested as at January 1, 2012	28.000	$36,75
Granted	90.667	13,50
Vested	(100.000)	15,67
Unvested as at December 31, 2012	18.667	$36,75

As of December 31, 2012, there was $144 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Equity Incentive Plans. The cost is expected to be recognized over a weighted-average period of 0.98 years. The total fair value of shares vested during the years ended December 31, 2010, 2011 and 2012 was $6,113, $561 and $1,386, respectively.

Accrued Liabilities Note	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Accrued Liabilities

13.    Accrued Liabilities

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	2011	2012
Audit fees	$213	$159
Legal fees	7	7
Other professional fees	52	26
Vessel Operating and voyage expenses	2.039	1.835
Loan interest and financing fees	1.559	1.395
Total Accrued Liabilities	$3.870	$3.422

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes

14.    Income Taxes:

a)          Taxation on Marshall Islands Registered Companies

Under the laws of the countries of the shipowning companies' incorporation and/or vessels' registration, the shipowning companies are not subject to tax on international shipping income. However, they are subject to registration and tonnage taxes, which have been included under "Vessel operating expenses" in the accompanying statements of operations.

b)         Taxation on US Source Income – Shipping Income

The Company believes that it and its subsidiaries are exempt from U.S. federal income tax at 4% on U.S. source shipping income, as each vessel-operating subsidiary is organized in a foreign country that grants an equivalent exemption to corporations organized in the United States, and the Company's stock is primarily and regularly traded on an established securities market in the United States, as defined by the Internal Revenue Code (IRC) of the United States.  Under IRS regulations, a Company's stock will be considered to be regularly traded on an established securities market if (i) one or more classes of its stock representing 50% or more of its outstanding shares, by voting power and value, is listed on the market and is traded on the market, other than in minimal quantities, on at least 60 days during the taxable year; (ii) the aggregate number of shares of stock traded during the taxable year is at least 10% of the average number of shares of the stock outstanding during the taxable year. Notwithstanding the foregoing, the regulations provide, in pertinent part, that each class of the Company’s stock will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified stock attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the value of such class of the Company’s outstanding stock, (“5 Percent Override Rule”).

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies

15.   Commitments and Contingencies:

Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. The Company’s vessels are covered for pollution in the amount of $1 billion per vessel per incident, by the Protection and Indemnity Association in which the Company’s vessels are entered. The Company’s vessels are subject to calls payable to their Protection and Indemnity Association and may be subject to supplemental calls which are based on estimates of premium income and anticipated and paid claims. Such estimates are adjusted each year by the Board of Directors of the Protection and Indemnity Association until the closing of the relevant policy year, which generally occurs within three years from the end of the policy year. Supplemental calls, if any, are expensed when they are announced and according to the period they relate to. The Company is not aware of any supplemental calls in respect of any policy years other than those that have already been recorded in its consolidated financial statements.

a.   The Company commenced in 2008 an arbitration proceeding as claimant against Oldendorff Gmbh & Co. KG of Germany ("Oldendorff"), seeking damages resulting from Oldendorff's repudiation of a charter party relating to the vessel Star Beta. Under the terms of the settlement agreement dated April 1, 2011, Oldendorff paid to the Company an amount of $9,000 which is included under "Other operational gain" in the accompanying consolidated statements of operations for the year ended December 31, 2011 (Note 9).

b.   Arbitration proceedings commenced in 2009 pursuant to disputes that have arisen with the charterers of the vessel Star Alpha. The disputes relate to vessel performance characteristics and hire. Star Bulk was seeking damages for repudiations of the charter party due to early redelivery of the vessel as well as unpaid hire of $2,096, while the charterers were seeking contingent damages resulting from the vessel's off-hire. The charterers subsequently entered into liquidation. Pursuant to a settlement agreement between the Company, the liquidator of the charterers and the sub charterers, entered into February 2011, the arbitration proceedings were discontinued and each party released each other from its respective claim. An amount of $2,096 is included under "Bad debt expense" in the accompanying consolidated statement of operations for the year ended December 31, 2010, associated with the write-off of this charterer's balance.

c.   Arbitration proceedings against TMT seeking damages resulting from TMT's repudiation of the charter party of the vessel Star Ypsilon due to the nonpayment of charter hire of $2,606 related to this vessel were discontinued in October 2010.  During the months June and July 2010 the Company received the amount of $2,082 for unpaid charter hire, bunkers and interest. A final settlement was reached during October 2010, according to which the Company received the amount of $22,222, which resulted to a gain amounted to $21,648 and is included under "Other operational gain" for the year ended December 31, 2010, associated with the settlement of the unrealized revenues due to the early termination of the time charter of the vessel that occurred in July 2009 (Note 9).

d.   The Company commenced arbitration proceedings against Ishhar Overseas that was the previous charterer of the vessels Star Epsilon and Star Kappa. The Company sought damages for repudiations of the charter parties due to early redelivery of the vessel as well as unpaid hire of $1,949. The Company pursued an interim award for such nonpayment of charter hire and an award for the loss of charter hire for the remaining period of the charter parties. Claim submissions were filed. As of December 31, 2011, the Company determined that this amount was not recoverable and recognized a provision for doubtful receivables, amounting to $1,949, which is included under "Bad debt expense" in the accompanying consolidated statements of loss for the year ended December 31, 2011. On September 5, 2012, a settlement agreement was signed between the shipowning companies of Star Epsilon and Star Kappa and Bhatia International Ltd, which is the parent company of Ishhar Overseas. Pursuant to the terms of this agreement the Company will receive an amount of $5,000 in seventeen installments.

The first installment of $500 was received upon the execution of the settlement agreement and the next sixteen monthly installments varying between $250 and $500 will be received the last day of each month beginning from September 30, 2012. As of December 31, 2012 the Company has received an amount of $2,514 under the respective agreement which is included under "Other operational gain" in the accompanying consolidated statement of operations for the year ended December 31, 2012 (Note 9).

e.   During July 2010, a dispute arose between the Company and Deiulemar that was the charterer of the vessel Star Beta, for due hire and damages for the late redelivery of the vessel amounting to $1,732 which was included under "Trade accounts receivable, net" in accompanying consolidated balance sheets, while the charterers have a counterclaim for the vessel's performance. Pursuant to a settlement agreement signed on February 20, 2012, the Company received the amount of $1,040, the arbitration proceedings were discontinued and each party released each other from its respective claim. This event was qualified as an adjusting subsequent event under ASC 855 "Subsequent Events" and therefore the Company recognized a respective provision, amounting to $692, which was included under "Bad debt expense" in the accompanying consolidated statements of operations for the year ended December 31, 2011.

f.    In February 2011, Korea Line Corporation ("KLC"), charterers at the time of the vessel Star Gamma and of the vessel Star Cosmo commenced rehabilitation proceedings in Seoul, Korea. Under the rehabilitation plan approved by the KLC's creditors on October 14, 2011, the Company was entitled to receive an amount of $6,839, 37% of which will be repaid in cash over a period of ten years and the remaining 63% shall be converted into KLC's shares. The Company will receive one common share of KLC with par value of KRW 5,000 (approx. $0.0047) for each KRW 100,000 (approx. $0.09) of claim. Based on the terms of the rehabilitation plan, the shares of KLC will be locked up for six months before trade. The Company does not expect that will have either control or significant influence over KLC as a result of the shares entitled to receive under the terms of the rehabilitation plan. In addition, the Company entered into a direct agreement with the KLC under which the Company received an amount of $172 in October 2011 and an amount of $172 in January 2013, as part of the due hire for Star Gamma. Finally, the Company entered into two tripartite agreements with KLC and the sub-charterers of the vessels Star Gamma and Star Cosmo following the exercise of liens on the subhires due to KLC.

Under these agreements the Company received an amount of $86 from Star Gamma subcharter in December 2011 and an amount of $121 in March 2012 from Star Cosmo subcharterer. As of December 31, 2011, the Company determined that an amount of $498 was not recoverable due to the long term time period of KLC's rehabilitation plan and the uncertainty surrounding the continuation of KLC's operations and recognized a corresponding provision which is included under "Bad debt expense" in the accompanying consolidated statements of loss.

On November 19, 2012, the Company received 46,007 shares of KLC as part of the rehabilitation plan described above for the vessel Star Gamma, the shares were sold the same date at the average price of KRW 3,456. The cash proceeds from the sale of the respective shares amounted to $144. In December 2012, the Company also received an amount of $12 and $1 in cash, for Star Gamma and Star Cosmo respectively, pursuant to the terms of the rehabilitation plan. Total amount of $157 is included under "Other operational gain" in the accompanying consolidated statements of loss for the year ended December 31, 2012 (Note 9). The next bunch of 2,872 shares for the vessel Star Cosmo is expected to be released from lock up on June 4, 2013.

On September 29, 2010, the Company agreed with a third party to sell its 45% interest in the future proceeds related to the recovery of several commercial claims (Note 15(a) and Note 15(d)) against a consideration of $5,000 which is included under "Other operational gain" in the accompanying consolidated statements of operations for the year ended December 31, 2010. This amount was collected in October 2010 (Note 10).

In July 2011, the Company posted a cash collateral of €340,000 (approx. $448), in Spain for Star Cosmo which had allegedly discharged oily water while sailing in Spanish waters in May 2011.  Administrative investigations commenced locally. The cash collateral of €340,000 has been released to the Company in March 2012, after being replaced by a Protection and Indemnity Letter of undertaking. The fines imposed have now been reduced to €260,000 (approx. $343) and the Company plans to file an administrative appeal to further reduce them or have them revoked. Until an irrevocable judgment is issued, the Company cannot estimate its exposure. Up to $1 billion of the liabilities associated with the individual vessels' actions, mainly for sea pollution, are covered by the Protection and Indemnity Club Insurance. The Company has not accrued any amount for the specific case.

Future minimum contractual charter revenue

Future minimum contractual charter revenue, based on vessels committed to non-cancelable, time charter contracts net of address commission which amounted to $2,018, as of December 31, 2012 will be:

Years ending December 31,	Amount*
2013	$39.873
2014	22.355
2015	16.950
2016	8.761
2017	9.034
2018 and thereafter	31.630
Total	$128.603

*    These amounts do not include any assumed off-hire except for the scheduled interim and special surveys of the vessels.

Trade Accounts Receivable, Net	12 Months Ended
Dec. 31, 2012
Trade Accounts Receivable, Net [Abstract]
Trade Accounts Receivable, Net

16.    Trade Accounts Receivable, Net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2011	2012
Trade accounts receivable	$7.901	$5.969
Allowance for doubtful debts	(3.139)	-
Total Accounts Receivable, Net	$4.762	$5.969

The movement in the allowance for doubtful debts is analyzed as follows:

	2011	2012
Balance as at January 1	$-	$-
Bad debt expense	3.139	-
Less: Amount written off during the year	-	-
Balance as at December 31	$3.139	$-

Voyage and Vessel Operating Expenses	12 Months Ended
Dec. 31, 2012
Voyage and Vessel Operating Expenses [Abstract]
Voyage and Vessel Operating Expenses

17.          Voyage and Vessel Operating Expenses:

The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2010	2011	2012
Voyage expenses
Port charges	$1.047	$694	$2.484
Bunkers	1.544	915	10.788
Commissions – third parties	1.180	1.347	947
Commissions – related parties	1.540	1.237	1.134
Chartered-in vessel expenses	11.180	17.909	4.050
Miscellaneous	348	327	195
Total voyage expenses	$16.839	$22.429	$19.598

Vessel operating expenses
Crew wages and related costs	$12.348	$12.938	$14.498
Insurances	2.195	2.399	2.655
Maintenance, Repairs, Spares and Stores	4.729	6.130	6.779
Lubricants	1.925	2.189	3.046
Tonnage taxes	116	123	169
Upgrading expenses	301	789	19
Miscellaneous	735	679	666
Total vessel operating expenses	$22.349	$25.247	$27.832

Fair Value measurements	12 Months Ended
Dec. 31, 2012
Fair Value measurements [Abstract]
Fair Value measurements

18.    Fair value measurements:

The guidance related to Fair Value Measurements requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1:    Quoted market prices in active markets for identical assets or liabilities;

Level 2:    Observable market based inputs or unobservable inputs that are corroborated by market data;

Level 3:    Unobservable inputs that are not corroborated by market data.

Fair value on a recurring basis

The Company trades in the freight derivatives (FFAs and freight options) and bunker derivatives markets with an objective to utilize those instruments as economic hedge instruments that can be highly effective in reducing the risk on specific vessels trading in the spot market and to take advantage of short term fluctuations in the market prices. Freight derivatives and bunker derivatives trading do not qualify for cash flow hedges for accounting purposes, therefore resulting gains or losses are recognized in the accompanying consolidated statements of operations.

Dry bulk shipping freight derivatives have the following characteristics: they cover periods from several days and months to one year or more years; they can be based on time charter rates or freight rates on specific quoted routes; and they are executed between two parties. All Company's freight derivatives are cleared transactions. During 2010, the Company entered into several FFA contracts. All of the Company's FFAs are settled on a daily basis through the London Clearing House (LCH). There is also a margin maintenance requirement based on marking the contract to market. Freight options are treated as assets/liabilities until they are settled. During 2011 and 2012, the Company entered into several Freight derivatives, including freight options. As of December 31, 2011 fair value of derivative instruments liability, determined through Level 1 inputs of the fair value hierarchy as defined in ASC 820-10-35 Fair Value Measurements and Disclosure, Subsequent Re-measurement of FASB Accounting Standard Codification (ASC), was $82. As of December 31, 2012 the Company had no open positions on freight derivatives.

Bunker derivatives are agreements between two parties to exchange cash flows at a fixed price on bunkers, where volume, time period and price are agreed in advance. The Company's derivatives are traded as a derivative on the over-the-counter (OTC) market. During 2010, the Company entered into several bunker swap contracts. As of December 31, 2011 and 2012, the Company had no open positions on bunkers swaps.

As of December 31, 2011 and 2012, the cash margin requirement for future trades (of both freight and bunker derivatives) was $153 and $0 and is classified as short-term restricted cash in the accompanying consolidated balance sheets.

For the years ended December 31, 2010, 2011 and 2012, the gain or (loss) recognized on freight and bunker derivative contracts is included under "Loss/ (gain) on derivative instruments" in the accompanying consolidated statements of operations and is analyzed as follows:

	2010	2011	2012
Freight Derivatives	$2.078	$390	$-41
Bunker Derivatives	5	-	-
	$2.083	$390	$-41

The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and non-current restricted cash balances, bearing interest at variable interest rates, approximate their recorded values as of December 31, 2012.

Fair value on a nonrecurring basis

As a result of the decline in charter rates and vessel values during the last four years and because market expectations for future rates are low and vessel values are unlikely to increase to the high levels of 2008 in the foreseeable future, the Company reviewed, as of December 31, 2011 and September 30, 2012, the carrying amount in connection with the estimated recoverable amount for each of its vessels. The review as of December 31, 2011 indicated that such carrying amount was not recoverable for two of the Company’s vessels; Star Ypsilon and Star Sigma and as of September 30, 2012 indicated that such carrying amount was not recoverable for the Company’s eight Supramax vessels and one of the Company’s oldest Capesize vessel, Star Sigma. Details of the impairment charge for each vessel, as of December 31, 2011, are noted in the table below.

	Fair Value Measurements Using
Vessel	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Vessel impairment loss
	(Level 1)	(Level 2)	(Level 3)
Star Ypsilon	-	11.500	-	30.754
Star Sigma	-	14.000	-	31.266
TOTAL		25.500		62.020

Details of the impairment charge for each vessel, as of December 31, 2012, are noted in the table below.

Fair Value Measurements Using
Vessel	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Vessel impairment loss
	(Level 1)	(Level 2)	(Level 3)
Star Cosmo	-	14.000	-	45.838
Star Delta	-	12.000	-	35.836
Star Epsilon	-	13.000	-	36.756
Star Gamma	-	14.000	-	36.033
Star Kappa	-	13.500	-	39.115
Star Omicron	-	17.750	-	39.841
Star Theta	-	15.000	-	36.784
Star Zeta	-	15.250	-	29.811
Star Sigma	-	9.000	-	3.205
TOTAL	-	123.500	-	303.219

The fair value is based on the Company's best estimate of the value of each vessel on a time charter free basis, and is supported by vessel valuations of independents shipbrokers as of December 31, 2011 and September 30, 2012. The Company recognized a total impairment loss of $62,020 and $303,219, which was included under "Vessel impairment loss" in the accompanying consolidated statements of operations for the year ended December 31, 2011 and 2012, respectively.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

19.    Subsequent Events:

On March 14, 2013, the Company entered into an agreement with a third party in order to sell the vessel Star Sigma, for a contracted price of $9,041 less commission of 5%. As of the date of this report, the vessel has not been delivered yet. The carrying amount of the vessel as of December 31, 2012 was $8,640.

Significant Accounting policies (Policy)	12 Months Ended
Dec. 31, 2012
Significant Accounting policies [Abstract]
Principles of consolidation

Principles of consolidation: The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"), which include the accounts of Star Bulk and its wholly owned subsidiaries referred to in Note 1 above. All intercompany balances and transactions have been eliminated in consolidation.Star Bulk as the holding company determines whether it has controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Accounting Standards Codification ("ASC) 810 "Consolidation", (formely Accounting Research Bulletin ("ARB") No.51) a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, and the right to receive residual returns and make financial and operating decisions. Star Bulk consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%), of the voting interest.

Variable interest entities ("VIE") are entities as defined under ASC 810-10, that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company absorbs a majority of an entity's expected losses, receives a majority of an entity's expected residual returns, or both. The company with a controlling financial interest, known as the primary beneficiary, is required to consolidate the VIE. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of December 31, 2011 and 2012, no such interestexisted.

Use of estimates

Use of estimates: The preparation of the accompanying consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosures of contingent assets and liabilities at the date of the accompanying consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive income/ (loss):

Comprehensive income/ (loss):  In the statement of comprehensive income, the Company presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income, items of other comprehensive income (“OCI”) and total comprehensive income in two separate but consecutive statements. Reclassification adjustments between OCI and net income are required to be presented separately on the statement of comprehensive income. The Company has no such transactions which affect comprehensive loss and, accordingly, comprehensive loss equals net loss for all periods presented.

Concentration of credit risk

Concentration of credit risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, trade accounts receivable and derivative contracts (bunker derivatives and freight derivatives). The Company's policy is to place cash, cash equivalents, and restricted cash with financial institutions evaluated as being creditworthy and are exposed to minimal interest rates and credit risks. The Company may be exposed to credit risk in the event of non-performance by counter parties to derivative instruments; however, a) in over-the-counter transactions, the Company limits its exposure by diversifying among counter parties with high credit ratings, and b) all of the Company's freight derivatives are cleared through London Clearing House (LCH).

Foreign currency transactions

Foreign currency transactions: The functional currency of the Company is the U.S. Dollar since the Company's vessels operate in international shipping markets, and therefore primarily transact business in U.S. Dollars. The Company's books of accounts are maintained in U.S. Dollars. Transactions involving other currencies during the period are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. On the consolidated balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are converted into U.S. Dollars at the period-end exchange rates. Resulting gains or losses are included in Interest and other income in the accompanying consolidated statements of operations.

Cash and cash equivalents	Cash and cash equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.
Restricted cash

Restricted cash: With restricted cash, it is required that minimum cash deposits or cash collateral deposits are maintained with certain banks under the Company's borrowing arrangements. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise they are classified as non-current assets.

Trade accounts receivable, net

Trade accounts receivable, net: The amount shown as trade accounts receivable, at each balance sheet date, includes estimated recoveries from each voyage or time charter net of any provision for doubtful debts. At each balance sheet date, the Company provides for doubtful accounts on the basis of specific identified doubtful receivables.

Inventories	Inventories: Inventories consist of consumable lubricants and bunkers, which are stated at the lower of cost or market value. Cost is determined by the first in, first out method.
Vessels, net

Vessels, net: Vessels are stated at cost, which consists of the purchase price and any material expenses incurred upon acquisition, such as initial repairs, improvements, delivery expenses and other expenditures to prepare the vessel for her initial voyage. Subsequent expenditure when it does not extend the useful life of the vessel is charged to expense as incurred.

The cost of each of the Company's vessels is depreciated beginning when the vessel is ready for its intended use, on a straight-line basis over the vessel's remaining economic useful life, after considering the estimated residual value (vessel's residual value is equal to the product of its lightweight tonnage and estimated scrap rate per ton).  Management estimates the useful life of the Company's vessels to be 25 years from the date of initial delivery from the shipyard. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

Advances for vessels under construction

Advances for vessels under construction: Advances made to shipyards during construction periods are classified as "Advances for vessels under construction" until the date of delivery and acceptance of the vessel, at which date they are reclassified to "Vessels and other fixed assets, net". Advances for vessels under construction also include supervision costs, amounts paid under engineering contracts, capitalized interest and other expenses directly related to the construction of the vessel. Financing costs incurred during the construction period of the vessels are also capitalized and included in the vessels' cost.

Fair value of above/below market acquired time charter

Fair value of above/below market acquired time charter:  The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired. The value of above or below market acquired time charters is determined by comparing existing charter rates in the acquired time charter agreements with the market rates for equivalent time charter agreements prevailing at the time the foregoing vessels are delivered.  Such intangible assets or liabilities are recognized ratably as an adjustment to revenues over the remaining term of the assumed time charter.

Impairment of long-lived assets

Impairment of long-lived assets: The Company follows guidance related to Impairment or Disposal of Long-lived Assets which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When the estimate of undiscounted cash flows, excluding interest charges, expected to be generated by the use of the asset is less than its carrying amount, the Company should evaluate the asset for an impairment loss. Measurement of the impairment loss is based on the fair value. In this respect, management regularly reviews the carrying amount of the vessels on vessel by vessel basis when events and circumstances indicate that the carrying amount of the vessels might not be recoverable.

On December 31, 2011 and September 30, 2012, the Company performed impairment tests of the Company's vessels due to the global economic downturn and the prevailing conditions in the shipping industry. The Company compared undiscounted cash flows to the carrying values for the Company's vessels to determine if the assets were impaired. In developing its estimates of future undiscounted cash flows, the Company makes assumptions and estimates about vessels' future performance, with the significant assumptions relating to charter rates, ship operating expenses, vessels' residual value, fleet utilization and the estimated remaining useful lives of the vessels. These assumptions are based on current market conditions, and use historical trends as future expectations. The projected net operating cash flows were determined by considering the charter revenues from existing time charters for the fixed vessel days and an estimated daily time charter equivalent for the unfixed days over the estimated remaining economic life of each vessel, net of brokerage commission expected outflows for scheduled vessels' maintenance (dry-docking and special surveys) and vessels' operating expenses. Estimates of revenue are based on the current FFA rates for as long as they are available, and historical average rates of similar size vessels for the period thereafter. As a result of this analysis, we determined that the carrying amount of Star Sigma and Star Ypsilon was not recoverable as of December 31, 2011, and an impairment loss of $62.0 million was recognized. This analysis, for each of our vessels as of September 30, 2012, indicated that the carrying amount of the entire supramax fleet and Star Sigma was not recoverable and after comparing the vessel's fair values to their carrying values, an impairment loss amounting to $303.2 million was recognized (see Note 5 and 18).

Vessels held for sale

Vessels held for sale: It is the Company's policy to dispose of vessels when suitable opportunities occur and not necessarily to keep them until the end of their useful life. The Company classifies a vessel as being held for sale when all of the following criteria are met: management has committed to a plan to sell this vessel; the vessel is available for immediate sale in its present condition; an active program to locate a buyer and other actions required to complete the plan to sell the vessel have been initiated; the sale of the vessel is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; the vessel is being actively marketed for sale at a price that is reasonable in relation to its current fair value and actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. The resulting difference, if any, is recorded under "Vessel impairment loss" in accompanying consolidated statement of operations. The vessels are not depreciated once they meet the criteria to be classified as held for sale.

Financing costs

Financing costs: Fees paid to lenders or required to be paid to third parties on the lender's behalf for obtaining new loans or for refinancing existing loans, are recorded as deferred charges. Deferred charges are expensed as interest and finance costs using the effective interest rate method over the duration of the respective loan facility. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period in which the repayment or refinancing is made, subject to the guidance regarding Debt Extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced is deferred and amortized over the term of the respective credit facility in the period in which the refinancing occurs, subject to the provisions of the accounting guidance relating to Changes in Line-of-Credit or Revolving-Debt Arrangements.

Pension and retirement benefit obligations - crew

Pension and retirement benefit obligations—crew: The ship-owning subsidiaries included in the consolidated financial statements employ the crew on board under short-term contracts (usually up to eight months) and, accordingly, are not liable for any pension or post-retirement benefits.

Pension and retirement benefit obligations - administrative personnel

Pension and retirement benefit obligations—administrative personnel: Administrative employees are covered by state-sponsored pension funds. Both employees and the Company are required to contribute a portion of the employees' gross salary to the fund.  The related expense is recorded under "General and administrative expenses" in the accompanying consolidated statements of operations. Upon retirement, the state-sponsored pension funds are responsible for paying the employees' retirement benefits without recourse to the Company.

Stock incentive plan awards

Stock incentive plan awards:  Share-based compensation represents vested and non-vested shares granted to employees and to directors for their services, and is included in "General and administrative expenses" in the consolidated statements of operations. These shares are measured at their fair value equal to the market value of the Company's common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is expensed on the grant date. Guidance related to Stock Compensation describes two generally accepted methods of recognizing expense for non-vested share awards with a graded vesting schedule for financial reporting purposes: 1) the ''accelerated method'', which treats an award with multiple vesting dates as multiple awards and results in a front-loading of the costs of the award and 2) the ''straight-line method'' which treats such awards as a single award and results in recognition of the cost ratably over the entire vesting period.  The shares that contain a time-based service vesting condition are considered non-vested shares on the grant date and a total fair value of such shares is recognized using the accelerated method.

Dry-docking and special survey expenses	Dry-docking and special survey expenses: Dry-docking and special survey expenses are expensed when incurred.
Accounting for revenue and related expenses

Accounting for revenue and related expenses: The Company generates its revenues from charterers for the charterhire of its vessels under two types of charters; under time charters, where a contract is entered into for the use of a vessel for a specific period of time and a specified daily charterhire rate, and under voyage charter agreements, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate. Under time charters, voyage costs, such as fuel and port charges, are borne and paid by the charterer. The Company's time charters agreements are classified as operating leases. Revenues under operating lease arrangements are recognized when a charter agreement exists, the charter rate is fixed and determinable, the vessel is made available to the lessee, and a collection of the related revenue is reasonably assured. Revenues are recognized ratably on a straight line basis over the period of the respective charter agreement in accordance with guidance related to Leases.

Voyage charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate.  Revenue from voyage charter agreements is recognized on a pro-rata basis over the duration of the voyage. Under voyage charter agreements, all voyage costs are borne and paid by the Company. Demurrage income, which is included in voyage revenues, represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter and is recognized when arrangement exists, services have been performed, the amount is fixed or determinable and collection is reasonably assured. Deferred revenue includes cash received prior to the balance sheet date and is related to revenue earned after such date. The portion of the deferred revenue that will be earned within the next twelve months is classified as current liability and the remaining (if any) as long term liability.

Vessel operating expenses include crew wages and related costs, the cost of insurance and vessel registry, expenses relating to repairs and maintenance, the costs of spares and consumable stores, tonnage taxes, regulatory fees, technical management fees and other miscellaneous expenses. Furthermore, payments in advance for services are recorded as prepaid expenses.

Voyage expenses consist of bunker consumption, port expenses and agency fees related to the voyage. In addition, voyage expenses include expenses related to the charter -in of vessels owned by third parties, whenever this is required. Such expenses are recognized on a pro-rata basis over the duration of the voyage.

Brokerage commissions are paid by the Company. Brokerage commissions are recognized over the related charter period and included in voyage expenses. Voyage expenses and vessel operating expenses are expensed as incurred.

Fair Value of Financial Instruments

Fair value measurements: The Company follows the provisions ASC 820, “Fair Value Measurements and Disclosures” which defines, and provides guidance as to the measurement of, fair value. ASC 820 creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity’s own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy (Note 18).

Earnings/ (loss) per common share

Earnings/ (loss) per common share: Earnings or loss per share are computed in accordance with guidance related to Earnings per Share. Basic earnings or loss per share are calculated by dividing net income or loss available to common shareholders by the basic weighted average number of common shares outstanding during the period. Diluted income per share reflects the potential dilution assuming common shares were issued for the exercise of outstanding in-the-money warrants and non-vested shares and, assuming the hypothetical proceeds, including proceeds from warrant exercise and average unrecognized stock-based compensation cost thereof, were used to purchase common shares at the average market price during the period such warrants and non-vested shares were outstanding (Note 11).

Segment reporting

Segment reporting: The Company reports financial information and evaluates its operations by total charter revenues and not by the type of vessel, length of vessel employment, customer or type of charter. As a result, management, including the Chief Operating Officer who is the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus, the Company has determined that it operates under one reportable segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographic information is impracticable.

Recent accounting pronouncements

Recent accounting pronouncements: There are no recent accounting pronouncements the adoption of which would have a material effect on the Company’s consolidated financial statements in the current period.

Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2012
Basis of Presentation and General Information [Abstract]
List of Subsidiaries
Wholly Owned Subsidiaries	Vessel Name	DWT	Date Delivered to Star Bulk	Year Built
Star Bulk Management Inc.	—	—	—	—
Starbulk S.A.	—	—	—	—
Star Bulk Manning LLC	—	—	—	—

	Vessels in operation at December 31, 2012
Star Aurora LLC	Star Aurora	171.199	September 8, 2010	2000
Star Big LLC	Star Big	168.404	July 25, 2011	1996
Star Borealis LLC	Star Borealis	179.678	September 9, 2011	2011
Star Mega LLC	Star Mega	170.631	August 16, 2011	1994
Star Polaris LLC	Star Polaris	179.546	November 14, 2011	2011
Lamda LLC	Star Sigma	184.403	April 15, 2008	1991
Star Cosmo LLC	Star Cosmo	52.247	July 1, 2008	2005
Star Delta LLC	Star Delta (ex F Duckling)	52.434	January 2, 2008	2000
Star Epsilon LLC	Star Epsilon (ex G Duckling)	52.402	December 3, 2007	2001
Star Gamma LLC	Star Gamma (ex C Duckling)	53.098	January 4, 2008	2002
Star Kappa LLC	Star Kappa (ex E Duckling)	52.055	December 14, 2007	2001
Star Omicron LLC	Star Omicron	53.489	April 17, 2008	2005
Star Theta LLC	Star Theta (ex J Duckling)	52.425	December 6, 2007	2003
Star Zeta LLC	Star Zeta (ex I Duckling)	52.994	January 2, 2008	2003

	Vessels disposed*
Star Alpha LLC	Star Alpha (ex A Duckling)	175.075	January 9,2008	1992
Star Beta LLC	Star Beta (ex B Duckling)	174.691	December 28, 2007	1993
Star Ypsilon LLC	Star Ypsilon	150.940	September 18, 2008	1991

Charterer Revenue Percentage
Charterer	2010	2011	2012
A	21%	-	-
B	17%	-	-
C	13%	12%	-
D	10%	13%	-
E	14%	12%	14%
F	12%	19%	15%
G	-	15%	28%
H	-	-	10%

Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties [Abstract]
Schedule of related party transactions
Balance Sheet
	2011	2012
Assets
OOCAPE1 Holdings LLC (g)	$-	$147
Total Assets	$-	$147

Liabilities
Interchart Shipping Inc. (a)	$260	$100
Management and Directors Fees (b)	141	121
Combine Marine Inc. (c)	27	-
Oceanbulk Maritime S.A. (e)	8	-
Maiden Voyage LLC (f)	-	41
Total Liabilities	$436	$262

Statements of Operations
	2010	2011	2012
Commission on sale of vessel-Oceanbulk (e)	$660	$-	$91
Voyage expenses-Interchart (a)	1.540	1.237	1.134
Executive directors consultancy fees (b)	874	3.505	453
Non-executive directors compensation (b)	206	151	124
Office rent – Combine Marine Inc (c)	-	48	-
Office rent - Combine Marine Ltd. (d)	-	-	40
Office setup expenses - Oceanbulk (e)	-	148	-
Management fee income - Maiden Voyage LLC (f)	-	-	128
Management fee income - OOCAPE1 Holdings LLC (g)	-	-	76

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Schedule of inventories
	2011	2012
Lubricants	$2.200	$1.985
Bunkers	1.667	1.628
Total	$3.867	$3.613

Vessels and Other Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
Vessels and Other Fixed Assets, Net [Abstract]
Schedule of vessels and other fixed assets, net
	2011	2012
Cost
Vessels	$876.778	$772.981
Other fixed assets	587	679
Impairment charge	(62.020)	(303.219)
Total cost	815.345	470.441
Accumulated depreciation	(176.813)	(179.234)
Vessels and other fixed assets, net	$638.532	$291.207

Fair Value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Of Above Below Market Acquired Time Charters And Gain Loss On Time Charter Agreement Termination [Abstract]
Fair value of above/below market acquired time charters
Vessel	Fair value of acquired time charter	Accumulated amortization as of December 31, 2009	Balance December 31, 2009	Amortization 2010	Balance December 31, 2010	Amortization 2011	Balance December 31, 2011	Amortization 2012	Balance December 31, 2012

Fair Value of below market acquired time charter
Star Epsilon	$14.375	14.375	-	-	-	-	-	-	-
Star Theta	12.397	12.397	-	-	-	-	-	-	-
Star Alpha	46.966	46.966	-	-	-	-	-	-	-
Star Delta	13.815	13.815	-	-	-	-	-	-	-
Star Cosmo	3.856	2.044	1.812	1.360	452	452	-	-	-
Total	$91.409	89.597	1.812	1.360	452	452	-	-	-

Fair value of above market acquired time charter
Star Kappa	$1.980	1.980	-	-	-	-	-	-	-
Star Ypsilon	14.417	14.417	-	-	-	-	-	-	-
Star Big	13.733	-	-	-	-	1.180	12.553	3.224	9.329
Star Mega	9.332	-	-	-	-	1.186	8.146	3.145	5.001
Total	$39.462	16.397	-	-	-	2.366	20.699	6.369	14.330

Estimated aggregate amortization expense of the above market acquired time charters
Years	Amount
December 31, 2013	$6.352
December 31, 2014	5.080
December 31, 2015	2.898
Total	$14.330

Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-term Debt [Abstract]
Principal payments
Years	Amount
December 31, 2013	$28.766
December 31, 2014	23.300
December 31, 2015	28.215
December 31, 2016	96.745
December 31, 2017	3.941
December 31, 2018 and thereafter	43.147
Total	$224.114

Losses per Share (Tables)	12 Months Ended
Dec. 31, 2012
Losses per Share [Abstract]
Schedule of losses per share
	2010	2011	2012
Loss:
Net loss	$(5.131)	$(69.559)	$(314.521)

Weighted average common shares outstanding, basic and diluted	4.099.277	4.736.485	5.393.131

Loss per share, basic and diluted	$(1,25)	$(14,69)	$(58,32)

Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Equity Incentive Plan [Abstract]
Schedule of non-vested shares and weighted average grant date fair value
	Number of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2010	3.666	$230,10
Granted	153.707	41,55
Vested	-154.291	46,05
Unvested as at December 31, 2010	3.082	$39,90

Unvested as at January 1, 2011	3.082	$39,90
Granted	49.867	35,70
Vested	(24.949)	35,10
Unvested as at December 31, 2011	28.000	$36,75

Unvested as at January 1, 2012	28.000	$36,75
Granted	90.667	13,50
Vested	(100.000)	15,67
Unvested as at December 31, 2012	18.667	$36,75

Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities [Abstract]
Schedule of accrued liabilities
	2011	2012
Audit fees	$213	$159
Legal fees	7	7
Other professional fees	52	26
Vessel Operating and voyage expenses	2.039	1.835
Loan interest and financing fees	1.559	1.395
Total Accrued Liabilities	$3.870	$3.422

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future minimum contractual charter revenue
Schedule of future minimum contractual charter revenue
Years ending December 31,	Amount*
2013	$39.873
2014	22.355
2015	16.950
2016	8.761
2017	9.034
2018 and thereafter	31.630
Total	$128.603

Trade Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2012
Trade Accounts Receivable, Net [Abstract]
Schedule of trade accounts receivable
	2011	2012
Trade accounts receivable	$7.901	$5.969
Allowance for doubtful debts	(3.139)	-
Total Accounts Receivable, Net	$4.762	$5.969

Schedule of allowance for doubtful debts
	2011	2012
Balance as at January 1	$-	$-
Bad debt expense	3.139	-
Less: Amount written off during the year	-	-
Balance as at December 31	$3.139	$-

Voyage and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Voyage and Vessel Operating Expenses [Abstract]
Voyage expenses
	2010	2011	2012
Voyage expenses
Port charges	$1.047	$694	$2.484
Bunkers	1.544	915	10.788
Commissions – third parties	1.180	1.347	947
Commissions – related parties	1.540	1.237	1.134
Chartered-in vessel expenses	11.180	17.909	4.050
Miscellaneous	348	327	195
Total voyage expenses	$16.839	$22.429	$19.598

Vessel operating expenses
Vessel operating expenses
Crew wages and related costs	$12.348	$12.938	$14.498
Insurances	2.195	2.399	2.655
Maintenance, Repairs, Spares and Stores	4.729	6.130	6.779
Lubricants	1.925	2.189	3.046
Tonnage taxes	116	123	169
Upgrading expenses	301	789	19
Miscellaneous	735	679	666
Total vessel operating expenses	$22.349	$25.247	$27.832

Fair Value measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value measurements [Abstract]
Schedule of derivative instruments
	2010	2011	2012
Freight Derivatives	$2.078	$390	$-41
Bunker Derivatives	5	-	-
	$2.083	$390	$-41

Vessel fair value

Details of the impairment charge for each vessel, as of December 31, 2011, are noted in the table below.

	Fair Value Measurements Using
Vessel	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Vessel impairment loss
	(Level 1)	(Level 2)	(Level 3)
Star Ypsilon	-	11.500	-	30.754
Star Sigma	-	14.000	-	31.266
TOTAL		25.500		62.020

Details of the impairment charge for each vessel, as of December 31, 2012, are noted in the table below.

Fair Value Measurements Using
Vessel	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Vessel impairment loss
	(Level 1)	(Level 2)	(Level 3)
Star Cosmo	-	14.000	-	45.838
Star Delta	-	12.000	-	35.836
Star Epsilon	-	13.000	-	36.756
Star Gamma	-	14.000	-	36.033
Star Kappa	-	13.500	-	39.115
Star Omicron	-	17.750	-	39.841
Star Theta	-	15.000	-	36.784
Star Zeta	-	15.250	-	29.811
Star Sigma	-	9.000	-	3.205
TOTAL	-	123.500	-	303.219

Basis of Presentation and General Information (Table) (Details)	Dec. 31, 2012
Star Aurora
Vessel
DWT	171,199
Year Built	2000
Star Big
Vessel
DWT	168,404
Year Built	1996
Star Borealis
Vessel
DWT	179,678
Year Built	2011
Star Mega
Vessel
DWT	170,631
Year Built	1994
Star Polaris
Vessel
DWT	179,546
Year Built	2011
Star Sigma
Vessel
DWT	184,403
Year Built	1991
Star Cosmo
Vessel
DWT	52,247
Year Built	2005
Star Delta (ex F Duckling)
Vessel
DWT	52,434
Year Built	2000
Star Epsilon (ex G Duckling)
Vessel
DWT	52,402
Year Built	2001
Star Gamma (ex C Duckling)
Vessel
DWT	53,098
Year Built	2002
Star Kappa (ex E Duckling)
Vessel
DWT	52,055
Year Built	2001
Star Omicron
Vessel
DWT	53,489
Year Built	2005
Star Theta (ex J Duckling)
Vessel
DWT	52,425
Year Built	2003
Star Zeta (ex I Duckling)
Vessel
DWT	52,994
Year Built	2003
Star Alpha (ex A Duckling) - Disposed
Vessel
DWT	175,075
Year Built	1992
Star Beta (ex B Duckling) - Disposed
Vessel
DWT	174,691
Year Built	1993
Star Ypsilon - Disposed
Vessel
DWT	150,940
Year Built	1991

Basis of Presentation and General Information - Risk Concentration (Table) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Charterer A
Concentration of risk
Major customer revenue percentage			21.00%
Charterer B
Concentration of risk
Major customer revenue percentage			17.00%
Charterer C
Concentration of risk
Major customer revenue percentage		12.00%	13.00%
Charterer D
Concentration of risk
Major customer revenue percentage		13.00%	10.00%
Charterer E
Concentration of risk
Major customer revenue percentage	14.00%	12.00%	14.00%
Charterer F
Concentration of risk
Major customer revenue percentage	15.00%	19.00%	12.00%
Charterer G
Concentration of risk
Major customer revenue percentage	28.00%	15.00%
Charterer H
Concentration of risk
Major customer revenue percentage	10.00%

Basis of Presentation and General Information (Details)	3 Months Ended
Dec. 31, 2012
Vessels [Line Items]
Reverse stock split ratio	15-for-1

Significant Accounting policies (Details) (Vessels)	12 Months Ended
Dec. 31, 2012
Vessels
Vessels [Line Items]
Vessel's useful life	25 years
Vessels' depreciation method	Straight-line basis

Transactions with Related Parties - Balance Sheet (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Due from related parties	$ 147	$ 0
Liabilities
Due to related parties	262	436
OOCAPE1 Holdings LLC (g)
Assets
Due from related parties	147	0
Interchart Shipping Inc. (a)
Liabilities
Due to related parties	100	260
Management and Directors Fees (b)
Liabilities
Due to related parties	121	141
Combine Marine Inc (c)
Liabilities
Due to related parties	0	27
Oceanbulk Maritime S.A. (e)
Liabilities
Due to related parties	0	8
Maiden Voyage LLC (f)
Liabilities
Due to related parties	$ 41	$ 0

Transactions with Related Parties - Statements of Operations (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Voyage expenses	$ 947	$ 1,347	$ 1,180
Management fee income	478	153	0
Oceanbulk Maritime S.A. (e)
Related Party Transaction [Line Items]
Commision on sale of vessel	91	0	660
Office setup expenses	0	148	0
Interchart Shipping Inc. (a)
Related Party Transaction [Line Items]
Voyage expenses	1,134	1,237	1,540
Executive directors (b)
Related Party Transaction [Line Items]
Consultancy fees	453	3,505	874
Non-executive directors (b)
Related Party Transaction [Line Items]
Compensation	124	151	206
Combine Marine Inc (c)
Related Party Transaction [Line Items]
Office rent	0	48	0
Combine Marine Ltd. (d)
Related Party Transaction [Line Items]
Office rent	40	0	0
Maiden Voyage LLC (f)
Related Party Transaction [Line Items]
Management fee income	128	0	0
OOCAPE1 Holdings LLC (g)
Related Party Transaction [Line Items]
Management fee income	$ 76	$ 0	$ 0

Transactions with Related Parties - Additional Information - Management (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended							11 Months Ended	12 Months Ended		14 Months Ended	3 Months Ended	4 Months Ended	11 Months Ended	12 Months Ended							1 Months Ended			3 Months Ended	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 CFO USD ($)	Dec. 31, 2012 CFO EUR (€)	Dec. 31, 2011 CFO USD ($)	Dec. 31, 2010 CFO USD ($)	Dec. 03, 2007 Former CEO	Dec. 31, 2010 Former CEO USD ($)	Dec. 31, 2010 Former CEO EUR (€)	Mar. 31, 2012 Former CEO USD ($)	Aug. 31, 2011 Former CFO USD ($)	May 12, 2011 Former CFO	Dec. 03, 2007 Former CFO	Dec. 31, 2010 Former CFO USD ($)	Dec. 31, 2010 Former CFO EUR (€)	Dec. 31, 2011 Former CEO and former CFO USD ($)	Dec. 31, 2010 Former CEO and former CFO USD ($)	Jul. 01, 2010 Former CEO and former CFO	Jul. 01, 2009 Former CEO and former CFO	Jul. 01, 2008 Former CEO and former CFO	Feb. 28, 2014 CEO	Apr. 30, 2013 CEO	Feb. 07, 2011 CEO	Apr. 20, 2012 CEO	Dec. 31, 2012 CEO USD ($)	Dec. 31, 2012 CEO EUR (€)	Dec. 31, 2011 CEO USD ($)	Dec. 31, 2010 CEO USD ($)	Feb. 07, 2014 CEO	Feb. 07, 2013 CEO	Feb. 07, 2012 CEO	Dec. 31, 2012 COO USD ($)	Dec. 31, 2012 COO EUR (€)	Dec. 31, 2011 COO USD ($)	Dec. 31, 2010 COO USD ($)
Related Party Transaction [Line Items]
Executive directors consultancy fees				$ 72		$ 52	$ 0										$ 337	$ 874								$ 230		$ 225	$ 0				$ 151		$ 81	$ 0
Severance payment											2,347	463
Number of shares issued in period												21,867										9,333	9,333		9,333
Annual Consulting Fees				$ 74	€ 56				$ 488	€ 370					$ 330	€ 250										$ 211	€ 160						$ 155	€ 118
Vested in period																			3,667	3,667	3,666									9,333	9,333	9,333
Granted	90,667	49,867	153,707					6,000					16,533	5,000										28,000
Share fair value												$ 34.5

Transactions with Related Parties - Additional Information - Other (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2011 Combine Marine Inc. USD ($)	Dec. 31, 2011 Combine Marine Inc. EUR (€)	Dec. 31, 2012 Combine Marine Ltd. USD ($)	Dec. 31, 2012 Combine Marine Ltd. EUR (€)	Sep. 28, 2012 Maiden Voyage LLC USD ($)	Oct. 19, 2012 OOCAPE1 Holdings LLC USD ($)
Related Party Transaction [Line Items]
Rent expense per month	$ 6,600	€ 5,000	$ 3,300	€ 2,500
Daily fixed management fee					$ 750	$ 750

Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventories [Abstract]
Lubricants	$ 1,985	$ 2,200
Bunkers	1,628	1,667
Total	$ 3,613	$ 3,867

Vessels and Other Fixed Assets, Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost
Vessels	$ 772,981	$ 876,778
Other fixed assets	679	587
Impairment charge	(303,219)	(62,020)	(34,947)
Total cost	470,441	815,345
Accumulated depreciation	(179,234)	(176,813)
Vessels and other fixed assets, net	$ 291,207	$ 638,532

Vessels and Other Fixed Assets, Net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended	52 Months Ended		12 Months Ended	36 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Star Beta	Jan. 18, 2010 Star Beta	Dec. 31, 2011 Star Big	Nov. 30, 2015 Star Big	Jul. 25, 2011 Star Big	Dec. 31, 2011 Star Mega	Aug. 31, 2014 Star Mega	Aug. 16, 2011 Star Mega	Dec. 31, 2011 Star Borealis	Dec. 31, 2011 Star Borealis and Star Polaris	Sep. 09, 2011 Star Borealis and Star Polaris	Dec. 31, 2012 Star Ypsilon	Dec. 31, 2011 Star Ypsilon	Mar. 09, 2012 Star Ypsilon	Dec. 31, 2011 Star Polaris
Vessels [Line Items]
Delivery date				Jul 7, 2010		Jul 25, 2011			Aug 16, 2011			Sep 9, 2011			Mar 9, 2012			Nov 14, 2011
Metric tons of fuel oil																	667
Contracted sale price					$ 22,000												$ 9,126
Aggregate acquisition price								27,800			23,700			106,880
Vessel impairment loss	303,219	62,020	34,947	34,947												30,754
Gross daily charter rate							25			24
Dry-docking expenses capitalized								1,780
Other expenses capitalized								41			160
Address commission															3.00%
Brokerage commission															2.00%
Carrying amount of vessel																	11,152
Loss on sale of vessel	3,190	0	0												3,190
Capitalized interest													$ 1,901

Fair Value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination - Amount per Vessel (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended								2 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Star Epsilon	Dec. 31, 2009 Star Theta	Dec. 31, 2009 Star Alpha	Dec. 31, 2009 Star Delta	Feb. 17, 2011 Star Cosmo	Dec. 31, 2011 Star Cosmo	Dec. 31, 2010 Star Cosmo	Dec. 31, 2009 Star Cosmo	Dec. 31, 2009 Star Kappa	Dec. 31, 2009 Star Ypsilon	Dec. 31, 2012 Star Big	Dec. 31, 2011 Star Big	Dec. 31, 2010 Star Big	Dec. 31, 2012 Star Mega	Dec. 31, 2011 Star Mega	Dec. 31, 2010 Star Mega
Fair value of below market acquired time charter
Fair value of below market acquired time charter				$ 91,409	$ 14,375	$ 12,397	$ 46,966	$ 13,815				$ 3,856
Accumulated amortization as of December 31, 2009				89,597	14,375	12,397	46,966	13,815				2,044
Balance at beginning of year	0	452	1,812		0	0	0	0	452	452	1,812
Amortization	0	452	1,360							452	1,360
Balance at end of year		0	452		0	0	0	0		0	452
Fair value of above market acquired time charter
Fair value of above market acquired time charter			23,065	39,462									1,980	14,417			13,733			9,332
Accumulated amortization as of December 31, 2009				16,397									1,980	14,417
Balance at beginning of year	20,699														12,553			8,146
Amortization	6,369	2,366	0						273						3,224	1,180		3,145	1,186
Balance at end of year	$ 14,330	$ 20,699													$ 9,329	$ 12,553		$ 5,001	$ 8,146

Fair Value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination - Future Amortization (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Estimated aggregate amortization expense of the above market acquired time charters
December 31, 2013	$ 6,352
December 31, 2014	5,080
December 31, 2015	2,898
Total	$ 14,330	$ 20,699
Amortization weighted-average period	2 years 4 months 24 days

Fair Value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			2 Months Ended	12 Months Ended		27 Months Ended	52 Months Ended	36 Months Ended	12 Months Ended	56 Months Ended		0 Months Ended		1 Months Ended	34 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 17, 2011 Star Cosmo	Dec. 31, 2011 Star Cosmo	Dec. 31, 2010 Star Cosmo	May 01, 2011 Star Cosmo	Nov. 30, 2015 Star Big	Aug. 31, 2014 Star Mega	Dec. 31, 2011 Star Sigma	Oct. 29, 2013 Star Sigma	Jan. 04, 2012 Star Sigma	Jan. 04, 2012 Star Sigma - Amount received in cash	Jan. 04, 2012 Star Sigma - Value of fuels received as compensation	Jan. 17, 2011 Star Omicron	Feb. 22, 2011 Star Omicron
Fair Value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination [Line Items]
Amortization of fair value of below market acquired time charters	$ 0	$ 452	$ 1,360		$ 452	$ 1,360
Write off of unamortized fair value of below market acquired time charter on vessel redelivery	0	273	0	273
Gain on time charter agreement termination	6,454	2,010	0										5,734	720	1,210
Metric tons of fuel oil												1,027
Gross daily charter rate							36	25	24		38					43
Redelivery date				Feb 17, 2011						Dec 31, 2011					Jan 17, 2011
Write off of unamortized time charter termination deferred revenue				$ 324						$ 203

Long-term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term Debt - Principal payments
December 31, 2013	$ 28,766
December 31, 2014	23,300
December 31, 2015	28,215
December 31, 2016	96,745
December 31, 2017	3,941
December 31, 2018 and thereafter	43,147
Total	$ 224,114

Long-term Debt - Information Per Loan (Details) (USD $) In Thousands, unless otherwise specified	60 Months Ended			28 Months Ended			23 Months Ended			18 Months Ended						15 Months Ended		15 Months Ended
	Dec. 31, 2012 Commerzbank AG $120,000 facility	Dec. 31, 2011 Commerzbank AG $120,000 facility	Dec. 27, 2007 Commerzbank AG $120,000 facility	Dec. 31, 2012 Commerzbank AG $26,000 facility	Dec. 31, 2011 Commerzbank AG $26,000 facility	Sep. 03, 2010 Commerzbank AG $26,000 facility	Dec. 31, 2012 Credit Agricole Corporate and Investment Bank	Dec. 31, 2011 Credit Agricole Corporate and Investment Bank	Jan. 20, 2011 Credit Agricole Corporate and Investment Bank	Dec. 31, 2012 ABN Amro Bank N.V.	Dec. 31, 2011 ABN Amro Bank N.V.	Jul. 21, 2011 ABN Amro Bank N.V.	Dec. 31, 2012 HSH Nordbank AG	Dec. 31, 2011 HSH Nordbank AG	Oct. 03, 2011 HSH Nordbank AG	Dec. 31, 2012 HSH Nordbank AG - Supramax tranche	Oct. 03, 2011 HSH Nordbank AG - Supramax tranche	Dec. 31, 2012 HSH Nordbank AG - Capesize tranche	Oct. 03, 2011 HSH Nordbank AG - Capesize tranche
Long term debt [Line Items]
Loan amount			$ 120,000			$ 26,000			$ 70,000			$ 31,000			$ 64,500		$ 48,500		$ 16,000
Vessels provided as security	Star Gamma, Star Delta, Star Epsilon, Star Zeta and Star Theta			Star Aurora			Star Borealis and Star Polaris			Star Big and Star Mega
Loan reference interest rate	LIBOR			LIBOR			LIBOR			LIBOR						LIBOR or cost of funds (whichever is greater)		LIBOR or cost of funds (whichever is greater)
Loan interest rate margin			0.8% to 1.25%			2.6%			2.7%			2.9%					2.75%		3%
Outstanding borrowings	$ 71,386	$ 84,000		$ 17,064	$ 21,250		$ 62,849	$ 66,790		$ 24,000	$ 29,600		$ 48,815	$ 64,500

Long-term Debt - Terms, Covenants and Amendments (Details)	12 Months Ended
Dec. 31, 2012
Commerzbank AG (Loan agreement dated December 27, 2007)
Long term debt [Line Items]
Loan repayment terms	Under the terms of this loan facility, the repayment of $120,000 is over a nine year term and divided into two tranches. The first of up to $50,000 is repayable in twenty-eight consecutive quarterly installments which commenced in January 2010: (i) the first four installments amount to $2,250 each, (ii) the next thirteen installments amount to $1,000 each (iii) the remaining eleven installments amount to $1,300 each and a final balloon payment of $13,700 is payable together with the last installment. The second tranche of up to $70,000 is repayable in twenty-eight consecutive quarterly installments which commenced in January 2010: (i) the first four installments amount to $4,000 each (ii) the remaining twenty-four installments amount to $1,750 each and a final balloon payment of $12,000 is payable together with the last installment.
Loan covenants	The loan contains financial covenants, including requirements to maintain (i) a minimum liquidity of $10,000 or $1,000 per vessel, whichever is greater, (ii) the market value adjusted equity ratio shall not be less than 25%, as defined therein, and (iii) an aggregate market value of the vessels mortgaged as security under this loan agreement not less than (a) 125% of the then outstanding borrowings for the first three years and (b) 135% of the then outstanding borrowings thereafter.
Commerzbank AG (Loan agreement dated September 3, 2010)
Long term debt [Line Items]
Loan repayment terms	The loan is repayable over a six year period, in twenty-four consecutive quarterly installments of $950 each, which commenced in December 2010, three months after the drawdown, and a final balloon payment of $3,200 payable together with the last installment.
Loan covenants	The loan contains financial covenants, including requirements to maintain (i) a minimum liquidity of $10,000 or $1,000 per vessel, whichever is greater, (ii) the market value adjusted equity ratio shall not be less than 25%, as defined therein, (iii) an actual pledged amount of $650 for this vessel that will increase to $1,000 when cash pledged due to waiver dated December 24, 2009 shall be released, and (iv) an aggregate market value of the vessel mortgaged as security under this loan agreement not less than 135% of the then outstanding borrowings at all times.
Commerzbank AG Aggregate Facility
Long term debt [Line Items]
Loan amendment	On December 17, 2012, the Company agreed to enter into a loan supplemental agreement and agreed to amend the terms included in both loan agreements of $120,000 and $26,000 with Commerzbank AG (see a and b), as described below: ? To defer 60% and 50% of the installments for the years ending December 31, 2013 and 2014, respectively, (the ?Deferred Amounts?); the Deferred Amounts will be added to the balloon payments, payable upon the expiration of the loan agreements in the fourth quarter of 2016 or in accordance with a cash sweep mechanism (see discussion below); ? The on-charter covenant for the vessel Star Aurora on the $26,000 loan agreement to be waived until July 31, 2015; ? Minimum asset cover ratio, which is the ratio of the aggregate market value of the vessels mortgaged as security under this loan agreement to the outstanding loan amount, to be reduced from 135%, to 80%, from September 30, 2012 up to the year ending December 31, 2013, to 85% for the six month period ending June 30, 2014, to 90% for the six month period ending December 31, 2014 and to 110% for the six month period ending June 30, 2015. Thereafter and until the repayment of the loan the asset cover ratio will be set to its initial level of 135%; ? Minimum liquidity requirement will be reduced to $500 for each of the Company?s vessels from $1,000, until December 31, 2014; ? The actual pledged amount on the $26,000 loan agreement, to be reduced to $750 from $1,000; ? Margin to be increased to 3.00% p.a., for both facilities for as long as deferred amounts are outstanding and/or until original terms are complied with; ? The Company to pay a flat fee of 0.40% of the combined outstanding loan amount of the two facilities to the lender; ? The market value adjusted equity ratio to be reduced to 15% from 25%, from September 30, 2012 up to the year ending December 31, 2014; ? Additional financial covenant requirement to be added, ratio of EBITDA (as will be defined in the definitive documentation) to interest of not less than 1.5:1.0 for the years ending December 31, 2013 and 2014. These amendments will apply, subject to several conditions, as described below: ? A semi-annual cash sweep mechanism to be implemented on all mortgaged vessels on an individual vessel basis. Under this mechanism all earnings of these vessels after operating expenses, dry docking provision, general and administrative expenses and debt service, if any, are to be used as repayment of the Deferred Amounts; ? Star Bulk Carriers Corp. shall not pay any dividends following the agreement with the Bank as long as Deferred Amounts are outstanding and/or until original terms are complied with; ? A prepayment of $2.0 million, payable by December 31, 2012, to be applied pro rata against the balloon payments of the two facilities; ? An equity increase of $30.0 million to be effected until and including December 31, 2013; ? Increase the Company?s vessel management services to cover at least 10 third-party vessels by December 31, 2013.
HSH Nordbank AG (Loan agreement dated October 3, 2011)
Long term debt [Line Items]
Loan repayment terms	The borrowing under this new loan agreement together with $5,326 in cash used to repay in full the Company?s indebtedness under its old loan agreements with Piraeus Bank S.A; a term loan of $150,000 dated April 14, 2008 and of a term loan of $35,000 dated July 1, 2008, in 2011. The senior secured term loan facility consisted of two tranches. The first tranche amounted to $48,500 the (?Supramax Tranche?) and is repayable in 20 quartely consecutive installments of $1,250 each, which commenced in January 2012, and a final balloon payment of $23,500. The second tranche amounted to $16,000 the (?Capesize Tranche?) and is repayable in 12 consecutive installments of $1,333 each, which commenced in January 2012.
Loan covenants	This loan agreement contains financial covenants including requirements to maintain (i) the ratio of indebtedness of the borrower over the aggregate fair market value of the assets shall not be greater than 75% until December 31, 2013 and 70% thereafter; (ii) a minimum market adjusted net worth of not less than $100,000; (iii) a minimum interest coverage ratio of not less than 2.0:1.0; (iv) an actual pledged amount of $2,000 or $400 for each mortgaged vessel under this credit facility, whichever is greater; (v) a minimum liquidity of $10,000; (vi) an actual pledged amount of $6,504 representing the shortfall between the drawdown amount and the fair value of the collateral vessels on the drawdown date; and (vii) an aggregate market value of the vessels mortgaged as security under this loan agreement should not be less than (a) 125% of the then outstanding borrowings until the repayment of Capesize Tranche and (b) 167% of the then outstanding borrowings thereafter.
Loan amendment	On December 21, 2012, the Company agreed to enter into a loan supplemental agreement and agreed to amended terms with HSH Nordbank AG, as described below: ? To defer of a minimum of approximately $3.5 million during the period from January 1, 2013 until December 31, 2014; ? To prepay in total $6.6 million of which $3.5 million will be applied against the balloon payment of Supramax Tranche and $3.1 million will be applied pro-rata against the eight quarterly repayment installments of the Supramax Tranche starting with the scheduled repayment date in January 2013, using pledged cash already held by the bank. This pledged amount will cease being a requirement for this facility following the prepayment; ? The actual pledged amount to be reduced to $200 from $400 for each mortgaged vessel under this credit facility. The released amount of $800 to be used as a partial prepayment of the Supramax Tranche (50% to be applied against the balloon payment of the Supramax Tranche and the remaining 50% to be applied pro-rata against the eight quarterly repayment installments of the Supramax Tranche starting with the scheduled repayment date in January 2013). ? The minimum liquidity of $10,000 to be reduced to $7,000 or $500 per fleet vessel until and including December 31, 2014; ? The ratio of indebtedness of the borrowers over the aggregate fair market value of assets to be increased to 90% from 75% until and including December 31, 2014; ? The minimum market adjusted net worth of the Company to be decreased to $30,000 from $100,000 until and including December 31, 2014; ? The asset cover ratio, which is the ratio of the aggregate market value of the vessels mortgaged as security under this loan agreement to the outstanding loan amount, to be amended to 100% from September 30, 2012 until and including December 31, 2012 and to 110% from January 1, 2013 until and including December 31, 2013. Thereafter and until the repayment of the loan, the asset cover ratio to return to 125%; ? The margin to be increased to 3.50% for both Suparamax and Capesize Tranches from 3.00% and 2.75% for the Capesize and the Supramax Tranche, respectively, from January 1, 2013 until December 31, 2014 (in the case that an event of default and/or covenant breach, has occurred, the increased margin will apply until the breach is remedied); ? The waiver of the aggregated market value covenant, which required the vessels mortgaged under this loan agreement to maintain a value of 167% of the outstanding borrowings, upon the repayment of the Capesize Tranche, until and including December 31, 2013. These amendments will apply, subject to several conditions, as described below: ? A semi-annual cash sweep mechanism will be effected from June 30, 2013 and will be implemented on all vessels mortgaged under this loan agreement on an individual vessel basis. Under this mechanism all earnings of these vessels after operating expenses, dry docking provision, general and administrative expenses and debt service, if any, are to be used as applied to the balloon payment of the Supramax Tranche. ? In the event of the sale of the vessel Star Sigma during the calendar years 2013 and 2014, proceeds from such sale will be used to fully repay the Capesize Tranche, while the remaining amount will be applied pro-rata against the remaining quarterly repayment installments of the Supramax Tranche until December 31, 2014; ? Star Bulk Carriers Corp. and the ship-owning subsidiaries shall not pay any dividends following the agreement with the Bank until December 31, 2014, or later in case of a covenant breach; ? An equity increase of a minimum of $20.0 million within the year ending December 31, 2013 and starting to apply from October 1, 2013, the proceeds of which are to be used solely for investment on new vessels? acquisition(s); ? Payment of a one-time processing fee of $12.
Credit Agricole Corporate and Investment Bank (Loan agreement dated January 20, 2011)
Long term debt [Line Items]
Loan repayment terms	Under the terms of this term loan facility, the repayment is over a seven year period and commenced three months after the delivery of each vessel. The loan is repayable in twenty eight consecutive quarterly installments, per vessel, amounting to $485.4 and $499.7, respectively and a final balloon payment which is payable together with the last installment of $19,558.2 and $20,134 for Star Borealis and Star Polaris, respectively.
Loan covenants	This loan agreement with Credit Agricole Corporate and Investment Bank contains financial covenants, including requirements to maintain (i) a minimum liquidity of $10,000 or $500 per fleet vessel, whichever is greater, (ii) the total indebtedness of the borrower over the market value of all vessels owned shall not be greater than 0.7:1, effective from October 15, 2011, and (iii) an actual pledged amount of $500 per mortgaged vessel and (iv) the minimum asset cover ratio shall not be less than (a) 120% during the first two years from delivery of each vessel and (b) 125% of the then outstanding borrowings thereafter, unless a mortgaged vessel is subject to an approved charter with an unexpired duration at least 18 months, in which case the relevant percentage shall be 120% for the duration such approved charter.
Loan amendment	On December 14, 2012, the Company agreed to enter into a loan supplemental agreement and agreed, to amended terms with Cr?dit Agricole Corporate and Investment Bank, as described below: ? The ratio of the total indebtedness of the borrower less liquid funds over the market value of all vessels owned to be increased to 0.95:1.0 from 0.7:1.0 until March 31, 2014; ? Minimum asset cover ratio, which is the ratio of the aggregate market value of the vessels mortgaged as security under this loan agreement to the outstanding loan amount will be amended to 105% from 120% until the March 31, 2014. Thereafter and until the repayment of the loan the asset cover ratio will return to its initial level; ? Minimum liquidity will be decreased to $7,000 or $500 per fleet vessel, whichever is higher, from $10,000; ? Star Bulk Carriers Corp. shall not pay any dividends until March 31, 2014 and as long as the financial covenants included in the original agreement dated January 20, 2011 are not met. During this period, all surplus earnings of the financed vessels under the specific loan agreement, after operating expenses and debt service will be held in lender?s account and not to be distributed to the Company.
ABN Amro Bank N.V. (Loan agreement dated June 22, 2011)
Long term debt [Line Items]
Loan repayment terms	This senior secured credit facility is repayable in 18 consecutive quarterly installments which commenced three months after the initial borrowings, in October 2011. The first 14 installments amount to $1,400 each, the remaining four installments amount to $625 each and a final balloon payment of $8,900 is payable together with the last installment.
Loan covenants	This senior secured credit facility contains financial covenants and other customary covenants, including requirements to maintain: (i) the leverage ratio shall not be greater than 70%, (ii) a ratio of EBITDA to interest expense, no less than 3.0:1.0, (iii) minimum liquidity of $10,000 or $750 for each of the Company's vessels, whichever is greater, (iv) a minimum market adjusted net worth of not less than $100,000 and (v) a maintenance reserve account up to $1,500 which can only be used for the payment of the dry-docking of vessel Star Mega. The total amount included in the maintenance reserve account was released in September 2012 in order to cover part of the respective vessel?s dry-docking cost. This senior secured credit facility also requires the borrowers to maintain an aggregate charter-free fair market value of Star Big and Star Mega of at least 135% of the amount outstanding under the facility until three months prior to the expiration of the time charter of Star Mega and 150% thereafter. In addition, the facility requires the Company's Chairman, including members of his immediate family, to maintain minimum levels of beneficial ownership of the Company's outstanding common shares.
First Amendment | Commerzbank AG (Loan agreement dated December 27, 2007)
Long term debt [Line Items]
Loan amendment	On June 10, 2009, the Company entered into a supplemental agreement with Commerzbank. Under the terms of this agreement during the waiver period from December 31, 2008 to January 31, 2010, the security cover requirement was reduced to 111%. As further security for this facility, the Company shall provide a first preferred mortgage on the vessel Star Alpha and shall pledge an amount of $6,000 to the lenders. Furthermore, the interest spread was increased to 2.00% p.a. for the duration of the waiver period. Subsequent to the waiver period, if the asset cover percentage is less than 60%, between 60% to 70%, between 70% to 75% and more than 75%, the interest spread should be 0.8%, 0.9%, 1.0% and 1.25% respectively. In addition, during the waiver period, payments of dividend, share repurchases, and investments are subject to the prior written consent of the lenders.
First Amendment | ABN Amro Bank N.V. (Loan agreement dated June 22, 2011)
Long term debt [Line Items]
Loan amendment	On March 16, 2012, the Company entered into a supplemental agreement with ABN AMRO Bank (the Company was committed to this agreement as of January 26, 2012). Under the terms of this agreement for the period from January 26, 2012 until January 31, 2013 the ?Waiver Period?, the minimum security cover ratio was reduced to 100%, the leverage ratio increased to 75% and the margin increased to 3.4% p.a. from 2.9% p.a.
Second Amendment | Commerzbank AG (Loan agreement dated December 27, 2007)
Long term debt [Line Items]
Loan amendment	On December 24, 2009, the Company entered into a second supplemental agreement with Commerzbank. Under the terms of this agreement during the waiver period from February 1, 2010 to June 30, 2010 and from July 1, 2010 to January 31, 2011 the security cover shall be at least 111% and 118%, respectively whether at all times thereafter 135%. Furthermore, the bank consented to: i) the sale of Star Alpha, ii) the payment of dividends not exceeding $0.05 per share in each quarter iii) the reduction of minimum liquidity from $1,000 to $650 per fleet vessel, iv) the increase of the pledged deposit by $1,250 from $6,000 to $7,250. The interest spread was also maintained to 2.00% p.a. for the duration of the waiver period. Based on the same agreement after the waiver period on January 31, 2011, the minimum liquidity was increased from $650 to $1,000 per fleet vessel and the pledged deposit of $7,250 was released.
Second Amendment | ABN Amro Bank N.V. (Loan agreement dated June 22, 2011)
Long term debt [Line Items]
Loan amendment	On January 29, 2013, the Company entered into a waiver agreement with ABN Amro Bank N.V. Under the terms of this agreement for the period from October 1, 2012 until December 31, 2014 the ?New Waiver Period?, it is agreed to amended terms as described below: ? The minimum market adjusted net worth of the group to be decreased to $30,000 from $100,000; ? The minimum liquidity of $750 per fleet vessel to be reduced to $500 per fleet vessel; ? Ratio of EBITDA to interest expense to be decreased to 1.5:1.0 from 3.0:1.0; ? Total leverage ratio of the corporate guarantor to be increased to 110% from 75%; ? Minimum security cover ratio, which is the ratio of the aggregate market value of the vessels mortgaged as security under this loan agreement to the outstanding loan amount, to be amended to 75% from 100%. These amendments will apply, subject to several conditions, as described below: ? Margin increase of 50bp if the Company fails to raise equity in an amount of $30.0 million until March 31, 2013; ? Star Bulk Carriers Corp. shall not pay any dividends during the New Waiver Period.

Long-term Debt - Amendment Terms (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended	12 Months Ended		24 Months Ended	0 Months Ended	24 Months Ended	0 Months Ended		24 Months Ended
	Dec. 31, 2013	Dec. 31, 2012 Commerzbank AG Aggregate Facility	Dec. 31, 2014 Commerzbank AG Aggregate Facility	Dec. 31, 2013 Commerzbank AG Aggregate Facility	Dec. 31, 2014 Commerzbank AG Aggregate Facility	Dec. 31, 2012 HSH Nordbank AG	Dec. 31, 2014 HSH Nordbank AG	Dec. 31, 2012 HSH Nordbank AG Supramax Tranche - Balloon payment	Dec. 31, 2012 HSH Nordbank AG Supramax Tranche - Installments	Dec. 31, 2014 HSH Nordbank AG - Capesize tranche	Dec. 31, 2014 HSH Nordbank AG - Supramax tranche	Dec. 31, 2012 HSH Nordbank AG - Supramax tranche
Long term debt [Line Items]
Deferred installment			50% of the installments	60% of the installments			minimum of aproximately $3.5 millions
Loan margin before the amendment								3.00%				2.75%
Loan margin under the amendment		3.00%								3.50%	3.50%
Loan prepayment		$ 2,000				$ 6,600		$ 3,500	$ 3,100
Processing fee							12
Processing fee percentage on outstanding loan amount					0.40%
Equity Raising Undertaking	$ 30,000

Long Term Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long term debt [Line Items]
Weighted average interest rate	2.92%	3.25%	2.73%
Interest expense	$ 7,167	$ 4,698	$ 5,317
Amortization of deferred finance charges	502	329	329
Other finance fees	169	200	270
Piraeus Bank loan facilities
Long term debt [Line Items]
Write off of unamortized deferred financing fees		$ 307

Preferred, Common Stock and Additional Paid in Capital - Equity (Details) (USD $)	7 Months Ended	12 Months Ended
	Jul. 22, 2011 Prior to Reverse Stock Split adjustment	Dec. 31, 2011 Common Stock	Dec. 31, 2012 Common Stock	Nov. 23, 2009 Common Stock	Nov. 22, 2009 Common Stock	Dec. 31, 2012 Preferred Stock	Dec. 31, 2011 Preferred Stock
Common Stock Disclosures [Abstract]
Common Stock - Shares Authorized		300,000,000	300,000,000	300,000,000	100,000,000
Common Stock - Par Value		$ 0.01	$ 0.01	$ 0.01	$ 0.01
Common shares offered in public offering	16,700,000	1,113,334
Public offering price	$ 1.8
Preferred Stock Disclosures [Abstract]
Preferred Stock - Shares Authorized						25,000,000	25,000,000
Preferred Stock - Par Value						$ 0.01	$ 0.01
Preferred Stock - Shares Issued						0	0

Preferred, Common Stock and Additional Paid in Capital - Reverse Stock Split (Details)	3 Months Ended
Dec. 31, 2012
Reverse Stock Split Disclosures [Abstract]
Description of the reverse stock split	Effective as of the opening of trading on October 15, 2012, the Company affected a one-for-fifteen reverse stock split of its common shares. The reverse stock split was approved by shareholders at the Company?s 2012 Annual General Meeting of Shareholders held on September 7, 2012. The reverse stock split reduced the number of the Company?s common shares from 81,012,403 to 5,400,810 and affected all issued and outstanding common shares. No fractional shares were issued in connection to the reverse split. Shareholders who would otherwise hold a fractional share of the Company?s common stock received a cash payment in lieu of such fractional share.
Reverse stock split ratio	15-for-1

Preferred, Common Stock and Additional Paid in Capital - Reverse Stock Split Adjustments (Details)	Oct. 14, 2012 Prior to Reverse Stock Split adjustment	Oct. 15, 2012 After Reverse Stock Split adjustment
Reverse Stock Split [Line Items]
Common Stock - Shares Outstanding	81,012,403	5,400,810

Preferred, Common Stock and Additional Paid-in Capital - Share Re-purchase Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	22 Months Ended	29 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Reinstatement Of Share Repurchase Plan	Dec. 31, 2012 Treasury Stock	Dec. 31, 2011 Treasury Stock	Dec. 31, 2010 Treasury Stock
Share Re-purchase plan
Share repurchase plan - authorized amount		$ 30,000	$ 3,000
Share repurchase program - maximum share price			$ 1.3
Share repurchase plan - shares repurchased and cancelled				61,730	0	0
Repurchase of common shares	900
Share repurchase plan - remaining authorized amount	$ 2,100

Other Operational Gain (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Operational Gain [Line Items]
Other operational gain	$ 3,507	$ 9,260	$ 26,648
Hull and Machinery Claim
Other Operational Gain [Line Items]
Other operational gain	812	260
TMT Co
Other Operational Gain [Line Items]
Other operational gain			21,648
Oldendorff Gmbh & Co. KG
Other Operational Gain [Line Items]
Other operational gain		9,000
Bhatia International Ltd.
Other Operational Gain [Line Items]
Other operational gain	2,514
Korea Line Corporation
Other Operational Gain [Line Items]
Other operational gain	157
Sale of 45% interest in future commercial claims proceeds
Other Operational Gain [Line Items]
Other operational gain			$ 5,000

Other Operational Loss (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Operational Loss [Line Items]
Other operational loss	$ 1,226	$ 4,050	$ 0
Commercial Claim
Other Operational Loss [Line Items]
Other operational loss	$ 1,131

Losses per Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss:
Net loss	$ (314,521)	$ (69,559)	$ (5,131)
Weighted average number of shares outstanding, basic and diluted	5,393,131	4,736,485	4,099,277
Loss per share, basic and diluted	$ (58.32)	$ (14.69)	$ (1.25)

Equity Incentive Plan (Table) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of shares
Unvested at beginning of period	28,000	3,082	3,666
Granted	90,667	49,867	153,707
Vested	(100,000)	(24,949)	(154,291)
Unvested at end of period	18,667	28,000	3,082
Weighted Average Grant Date Fair Value
Unvested at beginning of period	$ 36.75	$ 39.9	$ 230.1
Granted	$ 13.5	$ 35.7	$ 41.55
Vested	$ 15.67	$ 35.1	$ 46.05
Unvested at end of period	$ 36.75	$ 36.75	$ 39.9

Equity Incentive Plan (Details) (USD $)	12 Months Ended			1 Months Ended	2 Months Ended	10 Months Ended	11 Months Ended					12 Months Ended					11 Months Ended	4 Months Ended	11 Months Ended	4 Months Ended	3 Months Ended	12 Months Ended			1 Months Ended		10 Months Ended	11 Months Ended					1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 20, 2009 Board of Directors	Feb. 24, 2010 Board of Directors	Oct. 20, 2010 Board of Directors	Dec. 05, 2008 Board of Directors	Dec. 31, 2010 Board of Directors	Sep. 30, 2010 Board of Directors	Jun. 30, 2010 Board of Directors	Jan. 31, 2009 Board of Directors	Dec. 31, 2008 Former CEO and former CFO	Jul. 01, 2010 Former CEO and former CFO	Jul. 01, 2009 Former CEO and former CFO	Jul. 01, 2008 Former CEO and former CFO	Dec. 03, 2007 Former CEO and former CFO	Dec. 03, 2007 Former CEO	May 12, 2011 Former CFO - 1st Trance	Dec. 03, 2007 Former CFO - 1st Trance	May 12, 2011 Former CFO - 2nd Trance	Mar. 31, 2008 Director	Dec. 31, 2008 Director	Apr. 01, 2009 Director	Apr. 01, 2008 Director	Feb. 04, 2010 Employees	Jan. 20, 2009 Employees	Oct. 20, 2010 Employees	Dec. 05, 2008 Employees	Jun. 30, 2011 Employees	Dec. 31, 2010 Employees	Jun. 30, 2010 Employees	Jan. 31, 2009 Employees	Jan. 17, 2012 Issuance of Shares under Equity Incentive Plan	Apr. 20, 2012 Issuance of Shares under Equity Incentive Plan	Mar. 30, 2012 Issuance of Shares under Equity Incentive Plan	Feb. 07, 2011 CEO	Apr. 20, 2012 CEO	Feb. 07, 2014 CEO	Feb. 07, 2013 CEO	Feb. 07, 2012 CEO
Related Party Transaction [Line Items]
Fair value of each share					$ 41.25	$ 42	$ 27									$ 230.1		$ 34.5		$ 34.5	$ 170.85				$ 39.9		$ 42	$ 27					$ 13.5			$ 36.75
Shares issued under share based compensation				62,667								11,000						16,533		5,533		10,000				8,667								90,667			9,333
Granted	90,667	49,867	153,707		65,333	71,333	62,667										6,000	16,533	5,000	5,533	10,000				7,707		9,333	8,667					90,667			28,000
Vested in period								71,333	32,667	32,667	62,667		3,667	3,667	3,666								5,000	5,000					3,083	9,333	4,624	8,667			90,667			9,333	9,333	9,333

Equity Incentive Plan - Company's Equity Incentive Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 20, 2011	Feb. 23, 2010 Equity Incentive Plan 2010	Aug. 31, 2011 Equity Incentive Plan 2011	Feb. 08, 2007 Equity Incentive Plan 2007
Equity Incentive Plan [Line Items]
Total shares authorized					2,000,000	2,000,000	2,000,000
Dividends paid to nonvested shares	$ 0	$ 29	$ 89
Share based compensation	1,546	1,362	6,511
Total unrecognized compensation cost	144
Expected period of recognition of unrecognized compensation cost	0 years 11 months 24 days
Total fair value of shares vested during the period	$ 1,386	$ 561	$ 6,113
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Registered For Resale				311,007

Accrued Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities Current [Abstract]
Audit fees	$ 159	$ 213
Legal fees	7	7
Other professional fees	26	52
Vessel Operating and voyage expenses	1,835	2,039
Loan interest and financing fees	1,395	1,559
Total Accrued Liabilities	$ 3,422	$ 3,870

Commitments and Contingencies (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Years ending December 31,
2013	$ 39,873
2014	22,355
2015	16,950
2016	8,761
2017	9,034
2018 and thereafter	31,630
Total	$ 128,603

Commitments And Contingencies - Legal (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 20, 2012 Star Beta (chartered by Oldendorff Gmbh & Co KG and Deiulemar)	Dec. 31, 2011 Star Beta (chartered by Oldendorff Gmbh & Co KG and Deiulemar)	Dec. 31, 2010 Star Beta (chartered by Oldendorff Gmbh & Co KG and Deiulemar)	Dec. 31, 2010 Charterers of Star Alpha	Oct. 31, 2010 Star Ypsilon (Chartered by TMT)	Jul. 31, 2010 Star Ypsilon (Chartered by TMT)	Dec. 31, 2010 Star Ypsilon (Chartered by TMT)	Oct. 05, 2012 Star Epsilon And Star Kappa ((chartered by Ishar Overseas)	Dec. 31, 2012 Star Epsilon And Star Kappa ((chartered by Ishar Overseas)	Dec. 31, 2011 Star Epsilon And Star Kappa ((chartered by Ishar Overseas)	Dec. 31, 2012 Star Gamma And Star Cosmo (Chartered by Korea Line Corporation)	Dec. 31, 2011 Star Gamma And Star Cosmo (Chartered by Korea Line Corporation)	Feb. 14, 2011 Star Gamma And Star Cosmo (Chartered by Korea Line Corporation)
Vessels [Line Items]
Other operational gain	$ 3,507	$ 9,260	$ 26,648		$ 9,000					$ 21,648		$ 2,014		$ 157
Bad debt expense	0	3,139	2,131		692		2,096						1,949		498
Trade accounts receivable	5,969	4,762				1,732				2,606						6,839
Legal proceeds				1,040				22,222			5,000
Receipt of unpaid charter hire, bunkers and interest	$ 1,207	$ 3,249	$ 1,334						$ 2,082

Commitments and Contingencies - Legal Description (Details)	12 Months Ended
Dec. 31, 2012
Star Gamma And Star Cosmo [Member]
Vessels [Line Items]
Legal matters

In February 2011, Korea Line Corporation ("KLC"), charterers at the time of the vessel Star Gamma and of the vessel Star Cosmo commenced rehabilitation proceedings in Seoul, Korea. Under the rehabilitation plan approved by the KLC's creditors on October 14, 2011, the Company was entitled to receive an amount of $6,839, 37% of which will be repaid in cash over a period of ten years and the remaining 63% shall be converted into KLC's shares. The Company will receive one common share of KLC with par value of KRW 5,000 (approx. $0.0047) for each KRW 100,000 (approx. $0.09) of claim. Based on the terms of the rehabilitation plan, the shares of KLC will be locked up for six months before trade. The Company does not expect that will have either control or significant influence over KLC as a result of the shares entitled to receive under the terms of the rehabilitation plan. In addition, the Company entered into a direct agreement with the KLC under which the Company received an amount of $172 in October 2011 and an amount of $172 in January 2013, as part of the due hire for Star Gamma. Finally, the Company entered into two tripartite agreements with KLC and the sub-charterers of the vessels Star Gamma and Star Cosmo following the exercise of liens on the subhires due to KLC.

Under these agreements the Company received an amount of $86 from Star Gamma subcharter in December 2011 and an amount of $121 in March 2012 from Star Cosmo subcharterer. As of December 31, 2011, the Company determined that an amount of $498 was not recoverable due to the long term time period of KLC's rehabilitation plan and the uncertainty surrounding the continuation of KLC's operations and recognized a corresponding provision which is included under "Bad debt expense" in the accompanying consolidated statements of loss.

On November 19, 2012, the Company received 46,007 shares of KLC as part of the rehabilitation plan described above for the vessel Star Gamma, the shares were sold the same date at the average price of KRW 3,456. The cash proceeds from the sale of the respective shares amounted to $144. In December 2012, the Company also received an amount of $12 and $1 in cash, for Star Gamma and Star Cosmo respectively, pursuant to the terms of the rehabilitation plan. Total amount of $157 is included under "Other operational gain" in the accompanying consolidated statements of loss for the year ended December 31, 2012 (Note 9). The next bunch of 2,872 shares for the vessel Star Cosmo is expected to be released from lock up on June 4, 2013.

Star Epsilon And Star Kappa [Member]
Vessels [Line Items]
Legal matters

The Company commenced arbitration proceedings against Ishhar Overseas that was the previous charterer of the vessels Star Epsilon and Star Kappa. The Company sought damages for repudiations of the charter parties due to early redelivery of the vessel as well as unpaid hire of $1,949. The Company pursued an interim award for such nonpayment of charter hire and an award for the loss of charter hire for the remaining period of the charter parties. Claim submissions were filed. As of December 31, 2011, the Company determined that this amount was not recoverable and recognized a provision for doubtful receivables, amounting to $1,949, which is included under "Bad debt expense" in the accompanying consolidated statements of loss for the year ended December 31, 2011. On September 5, 2012, a settlement agreement was signed between the shipowning companies of Star Epsilon and Star Kappa and Bhatia International Ltd, which is the parent company of Ishhar Overseas. Pursuant to the terms of this agreement the Company will receive an amount of $5,000 in seventeen installments.

The first installment of $500 was received upon the execution of the settlement agreement and the next sixteen monthly installments varying between $250 and $500 will be received the last day of each month beginning from September 30, 2012. As of December 31, 2012 the Company has received an amount of $2,514 under the respective agreement which is included under "Other operational gain" in the accompanying consolidated statement of operations for the year ended December 31, 2012 (Note 9).

Commitments and Contingencies - Environmental (Details) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Mar. 31, 2012 Star Cosmo USD ($)	Mar. 31, 2012 Star Cosmo EUR (€)	Jul. 31, 2011 Star Cosmo USD ($)	Jul. 31, 2011 Star Cosmo EUR (€)	Dec. 31, 2012 Star Cosmo USD ($)	Dec. 31, 2012 Star Cosmo EUR (€)
Vessels [Line Items]
Cash collateral for pollution				$ 448	€ 340	$ 343	€ 260
Release of cash collateral for polution		448	340
Coverage for pollution	1,000,000
Address commission	$ 2,018

Trade Accounts Receivable, Net - Analysis (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trade Accounts Receivable, Net [Abstract]
Trade accounts receivable	$ 5,969	$ 7,901
Allowance for doubtful debts	0	(3,139)	0
Trade Accounts Receivable, Net	$ 5,969	$ 4,762

Trade Accounts Receivable, Net - Allowance Movement (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Trade Accounts Receivable, Net [Abstract]
Balance as January 1	$ 3,139	$ 0
Bad debt expense	0	3,139	2,131
Less: Amount written off during the year	0	0
Balance as at December 31	$ 0	$ 3,139	$ 0

Voyage and Vessel Operating Expenses - Voyage Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Voyage expenses
Port Charges	$ 2,484	$ 694	$ 1,047
Bunkers	10,788	915	1,544
Commissions - third parties	947	1,347	1,180
Commissions - related parties	1,134	1,237	1,540
Chartered-in vessel expenses	4,050	17,909	11,180
Miscellaneous	195	327	348
Total voyage expenses	$ 19,598	$ 22,429	$ 16,839

Voyage and Vessel Operating Expenses - Vessel Operating Expenses (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessel operating expenses
Crew wages and related costs	$ 14,498	$ 12,938	$ 12,348
Insurances	2,655	2,399	2,195
Maintenance, Repairs, Spares and Stores	6,779	6,130	4,729
Lubricants	3,046	2,189	1,925
Tonnage taxes	169	123	116
Upgrading Expenses	19	789	301
Miscellaneous	666	679	735
Total vessel operating expenses	$ 27,832	$ 25,247	$ 22,349

Fair Value measurements - Gain / (Loss) Recognized (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative
Loss/ (gain) on derivative instruments	$ (41)	$ 390	$ 2,083
Freight Derivatives
Derivative
Loss/ (gain) on derivative instruments	(41)	390	2,078
Bunker Derivatives
Derivative
Loss/ (gain) on derivative instruments	$ 0	$ 0	$ 5

Fair Value measurements - Vessel Fair Value (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Star Ypsilon	Mar. 09, 2012 Star Ypsilon	Dec. 31, 2012 Star Sigma	Dec. 31, 2011 Star Sigma	Dec. 31, 2012 Star Cosmo	Dec. 31, 2012 Star Delta	Dec. 31, 2012 Star Epsilon	Dec. 31, 2012 Star Gamma	Dec. 31, 2012 Star Kappa	Dec. 31, 2012 Star Omicron	Dec. 31, 2012 Star Theta	Dec. 31, 2012 Star Zeta	Dec. 31, 2012 Significant Other Observable Inputs (Level 2)	Dec. 31, 2011 Significant Other Observable Inputs (Level 2)	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) Star Ypsilon	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Star Sigma	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) Star Sigma	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Star Cosmo	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Star Delta	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Star Epsilon	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Star Gamma	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Star Kappa	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Star Omicron	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Star Theta	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) Star Zeta
Fair Value Measurements [Line Items]
Vessel value					$ 11,152	$ 8,640										$ 123,500	$ 25,500	$ 11,500	$ 9,000	$ 14,000	$ 14,000	$ 12,000	$ 13,000	$ 14,000	$ 13,500	$ 17,750	$ 15,000	$ 15,250
Vessel impairment loss	$ 303,219	$ 62,020	$ 34,947	$ 30,754		$ 3,205	$ 31,266	$ 45,838	$ 35,836	$ 36,756	$ 36,033	$ 39,115	$ 39,841	$ 36,784	$ 29,811

Fair Value measurements - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivative
Cash margin requirement for future trades	$ 0	$ 82
Freight Derivatives | Quoted Prices in Active Markets for Identical Assets (Level 1)
Derivative
Cash margin requirement for future trades	0	82
Freight and Bunker Derivatives
Derivative
Restricted cash for future trades	$ 0	$ 153

Subsequent Events (Details) (Star Sigma [Member], USD $) In Thousands, unless otherwise specified	Mar. 14, 2013	Dec. 31, 2012
Star Sigma [Member]
Subequent Events [Line Items]
Contracted price	$ 9,041
Sale commission	5.00%
Carrying amount of vessel		$ 8,640